united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:4/30/21

Item 1. Reports to Stockholders.

THE PACIFIC FINANCIAL GROUP

ANNUAL REPORT

April 30, 2021

Distributed by Northern Lights Distributors, LLC FINRA Member

Annual Report

888-451-TPFG | TPFG.com

11624 SE 5th Street, Suite 100 Bellevue, WA 98005 800.735.7199 | Toll Free 866.583.8734 | Sales 425.451.7722 | Direct 425.451.7731 | Fax

Dear Fellow Shareholders:

Looking back on the past twelve months feels like a dream, or at the very least, a year like no other. Alongside hardship there has been perseverance, and determination to put much of the impact of the pandemic firmly in the rearview mirror. With vaccines now widely available, it feels as though we are no longer slowly inching towards normalcy but may be almost there. While we will always remember the tragic events of the pandemic, a return to normal life feels uplifting, and when I am out and about, I have the sense others are sharing in my enthusiasm.

Despite the uncertainty since the pandemic began, the market has continued to show resilience and reminds us of what a truly forward-looking mechanism it is. While most of the global economy has been operating at limited capacity, the S&P 500 returned a staggering 45.98% in the twelve months ended 4/30/2021. Many investors may wonder how it is possible to produce such high returns when economic output is at low levels. The first reason is that the market reflects a view of the economy well in advance of an improvement in the actual economic data. In this case, the market priced in vaccinations far before their distribution. Another reason is that economic data is always compared to a previous level of output. Because output was so low during the initial months of the pandemic, minor increases in data had an outsized effect. Additionally, businesses tend to be resilient; many restructured and are now more streamlined with strong earnings as a result.

With vaccinations widely distributed, we are now at a place where many are relishing in all the joys that accompany spring…flowers blooming, sunnier days ahead, and the dark days of winter finally behind us. It is a bit apropos that many market participants believe we are also in the beginning, or “springtime”, of a new business cycle. In this environment, cyclical areas of the market often outperform as demand increases. As a result, we have seen a shift in leadership taking place within value stocks as opposed to growth stocks, and an increase in interest rates as investors price in higher growth and the potential for inflation. Given widespread vaccinations and pent-up demand, we believe 2021 will continue to be a strong year of growth.

We are pleased with the results of our strategies over this exceptionally difficult period of investing. Our tactical strategies lagged in the months following the March 2020 market bottom, due to defensive positioning from COVID-19 uncertainty. However, those strategies were reallocated toward more cyclical areas of the market as economic data improved and vaccines became widely available. Strategies that are more “strategic”(they remain invested regardless of market movements) performed well in the months following the March 2020 market bottom, as they fully participated in the market upside. More recently, they underperformed our tactical strategies due to having less exposure to cyclical areas of the market. These results are essentially what we would expect: tactical strategies took advantage of new trends in the market, whereas strategies that are more strategic remain focused on long-term secular trends. By having both styles, we can offer our clients access to both types of investing.

We are optimistic for the days ahead and look forward to another year of investing. Thank you for your trust in the Pacific Financial Group.

Sincerely,

Jennifer Enstad, Chief Investment Officer

Pacific Financial Group, LLC

April 30, 2021

6249-NLD-05/28/2021

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than the original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund shares. The Funds’ prospectus contains more complete information, including fees, expenses, and risks involved in investing in newly public companies and should be read carefully before investing. Before investing you should carefully consider the investment objectives, risks, shares, and expenses of the Pacific Financial family of funds. This and other important information about the Funds are contained in the prospectus; to obtain an additional prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial Group family of funds is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

PFG Active Core Bond Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG Active Core Bond Strategy provides investors with a globally diversified fixed income allocation. This strategy returned 4.43% from 5/1/2020 through 4/30/2021, while the Bloomberg Barclays US Aggregate Bond Index returned (0.27)% for the same period. Exposure to corporate credit markets and a rebound in mortgage-related securities were the largest drivers of returns in the strategy. The top contributors to performance on a weighted basis were the PIMCO Income and PIMCO Total Return holdings. An emerging market bond position was the only net detractor to performance.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG Active Core Bond Strategy Fund
Class R	4.43%	3.27%	2.24%
Bloomberg Barclays U.S. Aggregate Bond Index***	(0.27)%	5.19%	3.97%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.57% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	99.5%
Money Market Fund	0.2%
Other Assets Less Liabilities - Net	0.3%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG American Funds® Conservative Income Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

This strategy was launched 5/2/2020. The PFG American Funds® Conservative Income Strategy provides investors with a broadly diversified strategic allocation that seeks current income and preservation of capital that includes high-quality bonds and dividend-paying equities. This strategy returned 5.89% from 5/2/2020 through 4/30/2021, while the Morningstar Conservative Target Risk Index returned 10.27% for the same period. Detracting from performance on the equity side was a tilt towards domestic large-cap value stocks. This exposure detracted during the initial rally in mid-2020 but added to performance more recently as style leadership shifted. Fixed income exposure focused on capital preservation, with a tilt towards Treasuries and short-term instruments detracted for most of 2020, however this exposure has provided a boost to recent performance as yields moved higher. The top contributors to performance on a weighted basis were the American Funds Capital Income Builder and American Funds American Mutual funds. Two positions detracted slightly from performance on a weighted basis: American Funds Income Fund of America and American Funds Strategic Bond.

The Fund’s performance figures* for the period ended April 30, 2021 as compared to its benchmark:

Performance
Since Inception**
PFG American Funds® Conservative Income Strategy Fund
Class R	5.89%
Morningstar Conservative Target Risk Index (Total Return)***	10.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.34% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	69.5%
Open End Funds - Mixed Allocation	20.0%
Open End Funds - Equity	9.9%
Money Market Fund	0.7%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG American Funds® Growth Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

This strategy was launched 5/2/2020. The PFG American Funds® Growth Strategy provides investors with a broadly diversified, strategic global equity allocation that is designed to take advantage of opportunities across various market segments with active stock picking taking place in the underlying holdings. This strategy returned 45.89% from 5/2/2020 through 4/30/2021, while the Morningstar Aggressive Target Risk Index returned 49.21% for the same period. The strategy performed well and was in-line with its benchmark prior to mid-February when the market experienced a relatively short, and steep, sell-off in growth stocks versus value stocks. This strategy has an overweight to growth stocks, and therefore experienced underperformance. Since early March 2021, the strategy has outperformed the benchmark. The top contributors to performance on a weighted basis were the American Funds Growth Fund of America and American Funds AMCAP Fund. There were no net detractors to performance, however, the smallest contribution to performance came from the American Funds Investment Company of America Fund.

The Fund’s performance figures* for the period ended April 30, 2021 as compared to its benchmark:

Performance
Since Inception**
PFG American Funds® Growth Strategy Fund
Class R	45.89%
Morningstar Aggressive Target Risk Index (Total Return)***	49.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.5%
Money Market Fund	0.7%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG Balanced Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG Balanced Strategy provides a domestically focused allocation split between equity and fixed income. In a normal environment, the strategy would be typically positioned with 70% allocated to multi-cap equities and 30% fixed income, but can be dynamically adjusted. The strategy returned 28.60% from 5/1/2020 through 4/30/2021, while the Morningstar Moderate Target Risk Index returned 27.80% for the same period. The largest detractor to performance was from defensive positioning following the COVID-19 economic disruption last year. The defensive positioning occurred during a time when the market was producing positive returns and caused the strategy to lag the benchmark. The defensive position was removed during the latter part of 2020. Positions in small and mid-caps stocks boosted returns due to their relative outperformance. In addition, an overweight to equities relative to fixed income helped produce returns in excess of the benchmark. The Fidelity Balanced Fund and the iShares Small Cap Core ETF were the top contributors on a weighted basis. There were no net detractors to performance; however, the smallest contribution to performance came from SPDR S&P 500 Value ETF.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG Balanced Strategy Fund
Class R	28.60%	7.17%	5.75%
Morningstar Moderate Target Risk Index (Total Return)****	27.80%	10.65%	9.45%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	37.92%	12.09%	10.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.39% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	41.9%
Open End Funds - Mixed Allocation	25.0%
Open End Funds - Fixed Income	17.8%
Open End Funds - Alternative	10.0%
Open End Funds - Equity	5.0%
Other Assets Less Liabilities - Net	0.3%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG BNY Mellon Diversifier Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG BNY Mellon Diversifier Strategy provides investors with an allocation designed to help protect against rising interest rates. This strategy returned 12.14% from 5/1/2020 through 4/30/2021, while the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.09% for the same period. Exposure to credit markets within the fixed income space was the largest driver of returns in the strategy. The top contributors to performance on a weighted basis were the BNY Mellon Core Plus and BNY Mellon Global Real Return holdings. There were no net detractors to performance; however, the smallest contribution to performance came from the BNY Mellon Floating Rate Income Fund.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG BNY Mellon Diversifier Strategy Fund
Class R	12.14%	4.58%	3.18%
Bloomberg Barclays 1-3 Month T-Bill Index***	0.09%	1.37%	1.37%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.68% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	48.7%
Open End Funds - Alternative	39.6%
Open End Funds - Equity	11.2%
Money Market Fund	0.7%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG BR Equity ESG Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

This strategy was launched 5/2/2020. The PFG BR Equity ESG Strategy’s tactical allocation provides investors with global exposure, emphasizing companies that exhibit positive environmental, social, and governance characteristics. This strategy returned 42.12% from 5/2/2020 through 4/30/2021, while the Morningstar Aggressive Target Risk Index returned 49.21% for the same period. A defensive posture, taken during the latter part of 2020 to hedge against election volatility and future COVID-19 shocks, was the primary reason for underperformance over this time period. The top contributors to performance on a weighted basis were the iShares ESG Aware MSCI USA ETF and the iShares MSCI KLD 400 Social ETF. There were no net detractors to performance; however, the smallest contribution to performance came from the iShares ESG Aware MSCI USA Small Cap ETF.

The Fund’s performance figures* for the period ended April 30, 2021 as compared to its benchmark:

Performance Since Inception**
PFG BR Equity ESG Strategy Fund
Class R	42.12%
Morningstar Aggressive Target Risk Index (Total Return)***	49.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.26% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.7%
Money Market Fund	0.6%
Other Assets Less Liabilities - Net	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG Equity Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG Equity Strategy provides a domestically focused, multi-cap equity allocation that includes dynamic exposure to advantaged areas of the market. The strategy returned 40.71% from 5/1/2020 through 4/30/2021, while the Morningstar Aggressive Target Risk Index returned 45.92% for the same period. The largest detractor to performance was from defensive positioning following the COVID-19 economic disruption last year. The defensive positioning occurred during a time when the market was producing positive returns and caused the strategy to lag the benchmark. The strategy was fully reinvested by the latter part of 2020. Positions in small and mid-caps stocks benefitted the strategy due to their relative outperformance, and the strategy has been outperforming its benchmark year-to-date. There were no net detractors to performance; however, the smallest contribution to performance came from the Goldman Sachs ActiveBeta ETF.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG Equity Strategy Fund
Class R	40.71%	11.13%	9.21%
Morningstar Aggressive Target Risk Index (Total Return)***	45.92%	12.92%	11.81%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.34% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	70.8%
Open End Funds - Equity	19.0%
Open End Funds - Alternative	9.9%
Other Assets Less Liabilities - Net	0.3%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

This strategy was launched 5/2/2020. The PFG Fidelity Institutional AM® Equity Index Strategy provides investors with a passive, globally diversified, strategic equity allocation. This strategy returned 44.72% from 5/2/2020 through 4/30/2021, while the Morningstar Aggressive Target Risk Index returned 49.21% for the same period. This strategy lagged the benchmark during the first couple weeks of operation, which was a result of large fund flows during a period of significant market increases. Since that time, the strategy has performed similarly to the benchmark; however, because it is a passive index strategy, there has been some underperformance due to fees. The top contributors to performance on a weighted basis were the Fidelity 500 Index and Fidelity Global ex-US Funds. There were no net detractors to performance; however, the smallest contribution to performance came from the Fidelity Mid Cap Index Fund.

The Fund’s performance figures* for the period ended April 30, 2021 as compared to its benchmark:

Performance Since Inception**
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Class R	44.72%
Morningstar Aggressive Target Risk Index (Total Return)***	49.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.15% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.8%
Money Market Fund	0.4%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

This strategy was launched 5/2/2020. The PFG Fidelity Institutional AM® Equity Sector Strategy provides investors with a tactically managed, diversified allocation that tilts exposure to sectors based on shifts in the business cycle. This strategy returned 35.91% from 5/2/2020 through 4/30/2021, while the Morningstar Aggressive Target Risk Index returned 49.21% for the same period. The largest detractor to performance was defensive positioning during market uncertainty from COVID-19. The defensive positioning occurred during a time when the market was producing positive returns and caused the strategy to lag the benchmark. The strategy was shifted during the second quarter to emphasize sectors that perform well during the early phases of economic recovery. Since that time, the strategy has performed in-line with the benchmark. The top contributors to performance on a weighted basis came from Fidelity Advisor Technology and Fidelity Advisor Health Care Funds. There were no net detractors to performance; however, the smallest contribution to performance came from the Fidelity Advisors Semiconductors Fund.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

Performance Since Inception**
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Class R	35.91%
Morningstar Aggressive Target Risk Index (Total Return)***	49.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.44% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	28.5%
Open End Funds - Equity	71.3%
Money Market Fund	0.2%
Other Assets Less Liabilities - Net	(0.0	)% ^
	100.0%

^	Amount represents less than 0.05%.

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG Global Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG Global Strategy provides a globally diversified equity allocation with the ability to dynamically adjust the equity exposure between domestic and international markets. The strategy returned 39.72% from 5/1/2020 through 4/30/2021, while the Morningstar Aggressive Target Risk Index returned 45.92% for the same period. The largest detractor to performance was from defensive positioning following the COVID-19 economic disruption last year. The defensive positioning occurred during a time when the market was producing positive returns and caused the strategy to lag the benchmark. The strategy was fully reinvested toward the latter part of 2020. The top contributors to performance on a weighted basis came from T. Rowe Price Global Stock and iShares S&P Small Cap ETF. There were no net detractors to performance; however, the smallest contribution to performance came from the SPDR S&P 500 Value ETF.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG Global Strategy Fund
Class R	39.72%	6.63%	5.50%
Morningstar Aggressive Target Risk Index (Total Return)***	45.92%	12.92%	11.81%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.37% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	57.8%
Open End Funds - Equity	32.4%
Open End Funds - Alternative	9.2%
Other Assets Less Liabilities - Net	0.6%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG JP Morgan Tactical® Aggressive Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG JP Morgan® Tactical Aggressive Strategy provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon current market conditions. The strategy returned 47.71% from 5/1/2020 through 4/30/2021, while the Morningstar Aggressive Target Risk Index returned 45.92% for the same period. An allocation shift towards more cyclical assets has been the largest contributor to performance, as those areas of the market have posted strong performance during this recovery. The top contributors to performance on a weighted basis were the JPMorgan Large Cap Value and JPMorgan Large Cap Growth Funds. A position in the JPMorgan Europe Dynamic Fund slightly detracted from performance.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG JP Morgan Tactical® Aggressive Strategy Fund
Class R	47.71%	11.06%	9.65%
Morningstar Aggressive Target Risk Index (Total Return)***	45.92%	12.92%	11.81%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.45% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	62.3%
Exchange Traded Funds - Equity	37.4%
Money Market Fund	0.5%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG JP Morgan® Tactical Moderate Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG JP Morgan® Tactical Moderate Strategy provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon market conditions. The strategy returned 30.29% from 5/1/2020 through 4/30/2021, while the Morningstar Moderate Target Risk Index returned 27.80% for the same period. Positioning within this strategy began to shift to a pro-cyclical tilt during the summer of 2020. As the recovery began to take hold and cyclical assets outperformed, this strategy benefitted from that exposure and ultimately outpaced its benchmark. The top contributors to performance on a weighted basis were the JPMorgan Diversified International ETF and the JPMorgan Large Cap Value Fund. There were no net detractors to performance; however, the smallest contribution to performance came from the JPMorgan High Yield Fund.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG JP Morgan® Tactical Moderate Strategy Fund
Class R	30.29%	7.59%	6.58%
Morningstar Moderate Target Risk Index (Total Return)****	27.80%	10.65%	9.69%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	37.92%	12.09%	10.93%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.46% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of operations and trading was March 15, 2018.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	33.7%
Open End Funds - Fixed Income	31.8%
Open End Funds - Equity	26.8%
Money Market Fund	4.8%
Open End Funds - Alternative	3.3%
Other Assets Less Liabilities - Net	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG Meeder Tactical Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG Meeder Tactical Strategy provides a highly tactical allocation by shifting equity and fixed income exposure during various market conditions. This strategy returned 24.09% from 5/1/2020 through 4/30/2021, while the Morningstar Moderate Target Risk Index returned 27.80% for the same period. A defensive position taken to hedge against COVID-19 risk was the largest detractor to performance as the market rallied significantly after its bottom in March 2020. The strategy removed its defensive position in late November and has outperformed its benchmark since that time. The top contributors to performance on a weighted basis were the Meeder Balanced and Muirfield Funds. There were no net detractors to performance; however, the smallest contribution to performance came from the Meeder Conservative Allocation Fund.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG Meeder Tactical Strategy Fund
Class R	24.09%	5.34%	4.23%
Morningstar Moderate Target Risk Index (Total Return)***	27.80%	10.65%	9.45%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.07% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Mixed Allocation	61.9%
Open End Funds - Equity	27.8%
Open End Funds - Alternative	10.0%
Money Market Fund	0.5%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG MFS® Aggressive Growth Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

The PFG MFS Aggressive Growth Strategy provides a globally diversified equity allocation with a growth bias and holds diversifying allocations to real estate and commodities. The strategy returned 41.39% from 5/1/2020 through 4/30/2021, while the Morningstar Aggressive Target Risk Index returned 45.92% for the same period. During the first half of the period, the strategy benefited from a growth bias, as growth outperformed value. This reversed in the second half of the period, where the model’s value underweight detracted from relative performance. Small-cap and commodity exposure offset some of the drag. The top contributors to performance on a weighted basis came from the MFS Mid Cap Value and MFS Growth Funds. There were no net detractors to performance; however, the smallest contribution to performance came from the MFS International New Discovery Fund.

The Fund’s performance figures* for the periods ended April 30, 2021 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG MFS® Aggressive Growth Strategy Fund
Class R	41.39%	12.14%	10.85%
Morningstar Aggressive Target Risk Index (Total Return)***	45.92%	12.92%	11.81%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.63% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	85.9%
Exchange Traded Funds - Equity	9.0%
Exchange Traded Funds - Commodity	4.7%
Money Market Fund	0.6%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG Tactical Income Strategy Fund
Portfolio Review (Unaudited)
April 30, 2021

This strategy was launched 5/2/2020. The PFG Tactical Income Strategy seeks a high level of income with a focus on tactical high yield strategies, investment grade credit, and dividend paying equities. This strategy returned 15.69% from 5/2/2020 through 4/30/2021, while the Morningstar Moderate Conservative Target Risk Index returned 19.72% for the same period. The largest detractor to performance was a defensive position due to market uncertainty stemming from COVID-19. The strategy held less equity than the benchmark during a time when equities were posting positive returns. The allocation to equities was increased in the latter part of 2020, and the strategy outperformed its benchmark since that time. The top contributors to performance on a weighted basis came from Vanguard Dividend Appreciation ETF and Vanguard High Dividend Yield ETF. There were no net detractors to performance; however, the smallest contribution to performance came from the T. Rowe Price Floating Rate Fund.

The Fund’s performance figures* for the period ended April 30, 2021 as compared to its benchmark:

Performance Since Inception**
PFG Tactical Income Strategy Fund
Class R	15.69%
Morningstar Moderately Conservative Target Risk Index (Total Return)***	19.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.55% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	50.7%
Exchange Traded Funds - Equity	31.7%
Open End Funds - Mixed Allocation	10.0%
Open End Funds - Equity	7.0%
Money Market Fund	0.6%
Other Assets Less Liabilities - Net	(0.0	)% ^
	100.0%

^	Amount represents less than 0.05%.

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2021.

PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	FIXED INCOME - 99.5%
804,899	PIMCO Emerging Markets Bond Fund, Institutional Class	$8,435,344
4,176,976	PIMCO Income Fund, Institutional Class	50,374,332
775,996	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	8,442,839
2,020,714	PIMCO Investment Grade Credit Bond Fund, Institutional Class	21,884,335
1,845,726	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	20,247,616
5,717,787	PIMCO Total Return Fund, Institutional Class	58,893,212
		168,277,678

	TOTAL OPEN END FUNDS (Cost $166,427,885)	168,277,678

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
383,040	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$383,040)(a)	383,040

	TOTAL INVESTMENTS - 99.7% (Cost $166,810,925)	$168,660,718
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	492,721
	NET ASSETS - 100.0%	$169,153,439

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS ® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	EQUITY – 9.9%
391,963	American Mutual Fund, Class R-6	$19,421,766

	FIXED INCOME - 69.5%
2,878,508	American Funds - Bond Fund of America (The), Class R-6	38,658,361
1,718,844	American Funds Strategic Bond Fund, Class R-6	19,457,317
2,790,663	American Intermediate Bond Fund of America, Class R-6	38,622,775
3,859,667	American Short Term Bond Fund of America, Class R-6	38,828,245
		135,566,698
	MIXED ALLOCATION - 20.0%
605,224	American Balanced Fund, Class R-6	19,470,070
763,631	The Income Fund of America, Class R-6	19,457,317
		38,927,387

	TOTAL OPEN END FUNDS (Cost $191,496,567)	193,915,851

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
1,311,793	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$1,311,793)(a)	1,311,793

	TOTAL INVESTMENTS - 100.1% (Cost $192,808,360)	$195,227,644
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(285,080)
	NET ASSETS - 100.0%	$194,942,564

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 99.5%
3,485,686	AMCAP Fund, Class R-6	$152,254,755
2,614,204	American - The Growth Fund of America, Class R-6	191,124,479
1,213,468	American Funds - New Economy Fund (The), Class R-6	76,387,799
2,014,130	American Funds Fundamental Investors, Class R-6	154,080,930
1,173,710	American New Perspective Fund, Class R-6	76,373,340
1,281,237	Smallcap World Fund, Inc., Class R-6	115,311,318
		765,532,621

	TOTAL OPEN END FUNDS (Cost $623,809,655)	765,532,621

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
5,763,353	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$5,763,353)(a)	5,763,353

	TOTAL INVESTMENTS - 100.2% (Cost $629,573,008)	$771,295,974
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,548,951)
	NET ASSETS - 100.0%	$769,747,023

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.9%
	EQUITY - 41.9%
105,791	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$8,799,695
95,081	iShares Core S&P Small-Cap ETF	10,510,254
163,013	iShares Morningstar Mid-Cap ETF	10,730,217
154,332	iShares S&P 500 Growth ETF	10,735,333
92,414	iShares U.S. Home Construction ETF	6,766,553
79,567	Materials Select Sector SPDR Fund	6,607,245
252,042	SPDR Portfolio S&P 500 Value ETF	9,915,332
25,245	Vanguard S&P 500 ETF	9,683,225
		73,747,854

	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,198,914)	73,747,854

	OPEN END FUNDS — 57.8%
	ALTERNATIVE - 10.0%
690,118	JPMorgan Hedged Equity Fund, Class I	17,673,929

	EQUITY - 5.0%
71,415	Akre Focus Fund, Institutional Class(a)	4,371,998
225,493	Fidelity Select Leisure Portfolio	4,363,289
		8,735,287
	FIXED INCOME - 17.8%
300,809	Guggenheim- Total Return Bond Fund, Institutional Class	8,618,184
1,481,529	Semper MBS Total Return Fund, Institutional Class	14,015,264
896,658	T Rowe Price Institutional Floating Rate Fund, Investor Class	8,751,383
		31,384,831
	MIXED ALLOCATION - 25.0%
511,997	BlackRock Balanced Capital Fund, Inc., Institutional Class	14,146,472
515,549	Fidelity Puritan Trust - Fidelity Balanced Fund	15,770,644
327,031	Janus Henderson Balanced Fund, Class I	14,160,458
		44,077,574

See accompanying notes to financial statements.

PFG BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2021

Shares		Fair Value
	TOTAL OPEN END FUNDS (Cost $91,201,800)	$101,871,621

	TOTAL INVESTMENTS - 99.7% (Cost $153,400,714)	$175,619,475
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	455,048
	NET ASSETS - 100.0%	$176,074,523

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-Income Producing Security.

See accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	ALTERNATIVE - 39.6%
2,890,045	BNY Mellon Global Real Return Fund, Class I	$49,506,474

	EQUITY - 11.2%
511,041	BNY Mellon Global Real Estate Securities Fund	5,003,088
233,678	BNY Mellon Natural Resources Fund, Class I	8,961,539
		13,964,627
	FIXED INCOME - 48.7%
4,576,605	BNY Mellon Core Plus Fund	49,701,929
972,351	BNY Mellon Floating Rate Income Fund, Class I	11,162,591
		60,864,520

	TOTAL OPEN END FUNDS (Cost $119,283,139)	124,335,621

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
921,319	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$921,319)(a)	921,319

	TOTAL INVESTMENTS - 100.2% (Cost $120,204,458)	$125,256,940
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(320,351)
	NET ASSETS - 100.0%	$124,936,589

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
358,104	iShares ESG Aware MSCI USA ETF	$34,202,513
327,345	iShares ESG Aware MSCI USA Small-Cap ETF	13,067,612
246,967	iShares Inc iShares ESG Aware MSCI EM ETF	10,859,139
311,851	iShares MSCI USA ESG Select ETF	28,743,307
264,163	iShares Trust - iShares MSCI KLD 400 Social ETF	21,193,797
364,595	iShares Trust iShares ESG Aware MSCI EAFE ETF	28,471,224
		136,537,592

	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,579,905)	136,537,592

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
771,299	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$771,299)(a)	771,299

	TOTAL INVESTMENTS - 100.3% (Cost $106,351,204)	$137,308,891
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(384,304)
	NET ASSETS - 100.0%	$136,924,587

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.8%
	EQUITY - 70.8%
189,023	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$15,722,933
199,567	iShares Core S&P Small-Cap ETF	22,060,136
297,121	iShares Morningstar Mid-Cap ETF	19,557,782
170,315	iShares S&P 500 Growth ETF	11,847,111
134,515	iShares U.S. Home Construction ETF	9,849,188
118,125	Materials Select Sector SPDR Fund	9,809,100
602,588	SPDR Portfolio S&P 500 Value ETF	23,705,813
176,358	Vanguard Russell 1000 Growth ETF	11,780,714
36,077	Vanguard S&P 500 ETF	13,838,055
		138,170,832

	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,205,492)	138,170,832

	OPEN END FUNDS — 28.9%
	ALTERNATIVE - 9.9%
756,370	JPMorgan Hedged Equity Fund, Class I	19,370,634

	EQUITY - 19.0%
191,781	Akre Focus Fund, Institutional Class(a)	11,740,822
497,628	Fidelity Select Leisure Portfolio	9,629,105
260,626	Jensen Quality Growth Fund, Class Y	15,575,002
		36,944,929

	TOTAL OPEN END FUNDS (Cost $48,033,062)	56,315,563

	TOTAL INVESTMENTS - 99.7% (Cost $165,238,554)	$194,486,395
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	501,392
	NET ASSETS - 100.0%	$194,987,787

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-Income Producing Security.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	EQUITY - 99.8%
586,557	Fidelity 500 Index Fund, Institutional Premium Class	$85,144,647
2,752,592	Fidelity Global ex US Index Fund, Institutional Premium Class	42,692,701
283,474	Fidelity Mid Cap Index Fund, Institutional Premium Class	8,702,658
203,513	Fidelity Small Cap Index Fund, Institutional Premium Class	5,850,998
		142,391,004

	TOTAL OPEN END FUNDS (Cost $100,939,933)	142,391,004

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
550,278	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$550,278)(a)	550,278

	TOTAL INVESTMENTS - 100.2% (Cost $101,490,211)	$142,941,282
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(277,856)
	NET ASSETS - 100.0%	$142,663,426

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 28.5%
	EQUITY - 28.5%
312,134	Fidelity MSCI Industrials Index ETF	$16,858,357
135,977	Fidelity MSCI Materials Index ETF	6,312,052
150,498	Fidelity MSCI Real Estate Index ETF	4,463,771
117,118	Industrial Select Sector SPDR Fund	11,937,838
		39,572,018

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,747,453)	39,572,018

	OPEN END FUNDS — 71.3%
	EQUITY - 71.3%
169,844	Fidelity Advisor Consumer Discretionary Fund	8,595,813
343,875	Fidelity Advisor Health Care Fund, Class Z	25,653,099
292,635	Fidelity Advisor Industrials Fund, Class Z	13,859,188
110,526	Fidelity Advisor Semiconductors Fund, Class I	4,920,621
163,496	Fidelity Advisor Technology Fund, Class Z	16,702,743
1,687,657	Fidelity Select Semiconductors Portfolio	29,044,580
		98,776,044

	TOTAL OPEN END FUNDS (Cost $88,632,787)	98,776,044

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
337,255	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$337,255)(a)	337,255

	TOTAL INVESTMENTS - 100.0% (Cost $120,717,495)	$138,685,317
	LIABILITIES IN EXCESS OF OTHER ASSETS –(0.0)% (b)	(33,083)
	NET ASSETS - 100.0%	$138,652,234

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG GLOBAL STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.8%
	EQUITY - 57.8%
15,888	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$1,321,564
23,648	iShares Core MSCI EAFE ETF	1,757,282
20,778	iShares Core MSCI Emerging Markets ETF	1,360,336
11,788	iShares Core S&P Small-Cap ETF	1,303,046
20,143	iShares Morningstar Mid-Cap ETF	1,325,899
17,266	iShares S&P 500 Growth ETF	1,201,023
11,219	iShares U.S. Home Construction ETF	821,455
9,177	Materials Select Sector SPDR Fund	762,058
37,046	SPDR Portfolio S&P 500 Value ETF	1,457,389
33,457	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,377,425
		12,687,477

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,858,857)	12,687,477

	OPEN END FUNDS — 41.6%
	ALTERNATIVE - 9.2%
78,818	JPMorgan Hedged Equity Fund, Class I	2,018,525

	EQUITY - 32.4%
21,376	American New Perspective Fund, Class R-6	1,390,925
23,799	Fidelity Select Leisure Portfolio	460,510
170,278	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class(a)	1,517,180
179,628	PIMCO StocksPLUS International Fund Unhedged, Institutional Class	1,262,783
35,182	T Rowe Price Global Stock Fund, Class I	2,493,677
		7,125,075

	TOTAL OPEN END FUNDS (Cost $7,424,042)	9,143,600

	TOTAL INVESTMENTS - 99.4% (Cost $18,282,899)	$21,831,077
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	135,076
	NET ASSETS - 100.0%	$21,966,153

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-Income Producing Security.

See accompanying notes to financial statements.

PFG JP MORGAN ® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 37.4%
	EQUITY - 37.4%
214,211	JPMorgan Diversified Return Emerging Markets Equity ETF (a)	$12,351,706
109,850	JPMorgan Diversified Return International Equity ETF	6,816,193
163,632	JPMorgan Diversified Return US Equity ETF	15,546,677
43,852	JPMorgan Diversified Return US Mid Cap Equity ETF	3,798,241
64,479	JPMorgan Diversified Return US Small Cap Equity ETF	2,769,089
97,908	JPMorgan US Momentum Factor ETF	4,072,973
174,806	JPMorgan US Value Factor ETF	6,224,842
		51,579,721

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,546,235)	51,579,721

	OPEN END FUNDS — 62.3%
	EQUITY - 62.3%
162,727	JPMorgan Equity Index Fund, Class I	10,349,445
134,656	JPMorgan Europe Dynamic Fund, Class I	4,098,941
246,356	JPMorgan International Focus Fund, Class I	6,772,323
862,869	JPMorgan International Research Enhanced Equity Fund, Class I	17,516,231
210,202	JPMorgan Large Cap Growth Fund, Class I	13,440,289
1,166,091	JPMorgan Large Cap Value Fund, Class I	23,461,743
348,448	JPMorgan Realty Income Fund	5,334,739
60,157	Undiscovered Managers Behavioral Value Fund, Advisor Class	4,879,350
		85,853,061

	TOTAL OPEN END FUNDS (Cost $66,155,176)	85,853,061

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
690,219	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$690,219)(b)	690,219

	TOTAL INVESTMENTS - 100.2% (Cost $107,391,630)	$138,123,001
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(279,824)
	NET ASSETS - 100.0%	$137,843,177

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan ® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.7%
	EQUITY - 33.7%
130,576	JPMorgan Diversified Return Emerging Markets Equity ETF	$7,529,195
215,359	JPMorgan Diversified Return International Equity ETF	13,363,026
116,305	JPMorgan Diversified Return US Equity ETF	11,050,138
38,847	JPMorgan Diversified Return US Mid Cap Equity ETF	3,364,733
80,275	JPMorgan Diversified Return US Small Cap Equity ETF	3,447,458
160,505	JPMorgan US Momentum Factor ETF	6,677,008
313,964	JPMorgan US Value Factor ETF	11,180,258
		56,611,816

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,489,685)	56,611,816

	OPEN END FUNDS — 61.9%
	ALTERNATIVE - 3.3%
215,285	JPMorgan Hedged Equity Fund, Class I	5,513,453

	EQUITY - 26.8%
26,505	JPMorgan Equity Index Fund, Class I	1,685,696
163,526	JPMorgan Europe Dynamic Fund, Class I	4,977,727
300,682	JPMorgan International Focus Fund, Class I	8,265,737
67,246	JPMorgan Large Cap Growth Fund, Class I	4,299,698
682,276	JPMorgan Large Cap Value Fund, Class I	13,727,388
422,129	JPMorgan Realty Income Fund	6,462,788
68,747	Undiscovered Managers Behavioral Value Fund, Advisor Class	5,576,082
		44,995,116
	FIXED INCOME - 31.8%
2,333,335	JPMorgan Core Bond Fund, Class I	27,860,024
526,623	JPMorgan Core Plus Bond Fund, Class I	4,481,558
812,244	JPMorgan High Yield Fund, Class I	5,872,527
1,604,404	JPMorgan Income Fund, Class I	15,338,103
		53,552,212

	TOTAL OPEN END FUNDS (Cost $93,730,375)	104,060,781

See accompanying notes to financial statements.

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
8,015,776	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $8,015,776)(a)	$8,015,776

	TOTAL INVESTMENTS - 100.4% (Cost $145,235,836)	$168,688,373
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(592,378)
	NET ASSETS - 100.0%	$168,095,995

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 10.0%
777,622	Meeder Spectrum Fund, Institutional Class (a)	$10,552,327

	EQUITY - 27.8%
1,048,490	Meeder Moderate Allocation Fund, Institutional Class (a)	13,630,366
1,724,815	Meeder Muirfield Fund, Institutional Class	15,885,544
		29,515,910
	MIXED ALLOCATION - 61.9%
3,828,109	Meeder Balanced Fund, Institutional Class (a)	53,134,154
505,751	Meeder Conservative Allocation Fund, Institutional Class (a)	12,502,170
		65,636,324

	TOTAL OPEN END FUNDS (Cost $89,411,292)	105,704,561

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
535,985	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$535,985)(b)	535,985

	TOTAL INVESTMENTS - 100.2% (Cost $89,947,277)	$106,240,546
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(190,933)
	NET ASSETS - 100.0%	$106,049,613

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.7%
	COMMODITY - 4.7%
247,914	iShares GSCI Commodity Dynamic	$7,965,477

	EQUITY - 9.0%
79,425	Schwab International Small-Cap Equity ETF	3,266,750
75,755	SPDR Portfolio Emerging Markets ETF	3,363,522
15,065	Vanguard Small-Cap Growth ETF	4,288,253
24,481	Vanguard Small-Cap Value ETF	4,216,852
		15,135,377

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,746,399)	23,100,854

	OPEN END FUNDS — 85.9%
	EQUITY - 85.9%
438,453	MFS Global Real Estate Fund, Class I	8,619,990
126,017	MFS Growth Fund, Class R6	22,157,567
409,719	MFS Institutional International Equity Fund, Class I	13,143,792
294,226	MFS International Growth Fund, Class R5	13,066,585
83,946	MFS International New Discovery Fund, Class R6	3,277,267
538,742	MFS Mid Cap Growth Fund, Class R6	16,927,268
546,376	MFS Mid Cap Value Fund, Class R5	17,090,629
273,401	MFS Research Fund, Class R6	15,572,911
572,015	MFS Research International Fund, Class R6	13,224,990
436,956	MFS Value Fund, Class R6	22,140,553
		145,221,552

	TOTAL OPEN END FUNDS (Cost $110,407,497)	145,221,552

See accompanying notes to financial statements.

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
1,010,558	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$1,010,558)(a)	$1,010,558

	TOTAL INVESTMENTS - 100.2% (Cost $129,164,454)	$169,332,964
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(362,334)
	NET ASSETS - 100.0%	$168,970,630

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.7%
	EQUITY - 31.7%
181,999	First Trust NASDAQ Technology Dividend Index Fund	$10,084,565
83,609	Vanguard Dividend Appreciation ETF	12,793,013
90,626	Vanguard High Dividend Yield ETF	9,395,197
78,063	VictoryShares US Small Cap High Dividend Volatility Weighted ETF	4,672,851
		36,945,626

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,534,640)	36,945,626

	OPEN END FUNDS — 67.7%
	EQUITY - 7.0%
123,511	T Rowe Price Dividend Growth Fund, Inc.	8,187,566

	FIXED INCOME - 50.7%
1,474,128	Counterpoint Tactical Income Fund, Class I	17,129,366
845,626	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	9,276,516
844,456	Sierra Tactical Bond Fund, Institutional Class	23,315,416
951,986	T Rowe Price Institutional Floating Rate Fund, Investor Class	9,291,383
		59,012,681
	MIXED ALLOCATION - 10.0%
403,501	Vanguard Wellesley Income Fund, Investor Class	11,705,551

	TOTAL OPEN END FUNDS (Cost $75,744,227)	78,905,798

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
692,609	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost$692,609)(a)	692,609

	TOTAL INVESTMENTS - 100.0% (Cost $106,971,476)	$116,544,033
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(5,638)
	NET ASSETS - 100.0%	$116,538,395

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities
April 30, 2021

		PFG American Funds®
	PFG Active Core Bond	Conservative Income	PFG American Funds®	PFG Balanced
	Strategy Fund	Strategy Fund	Growth Strategy Fund	Strategy Fund
Assets:
Total Securities, at cost	$166,810,925	$192,808,360	$629,573,008	$153,400,714
Total Securities, at fair value	$168,660,718	$195,227,644	$771,295,974	$175,619,475
Receivable for securities sold	449,950	38,015,283	38,735,398	1,350,797
Receivable for Fund shares sold	267,362	942,552	2,465,624	236,447
Interest and dividends receivable	457,246	137,193	163	80,403
Total Assets	169,835,276	234,322,672	812,497,159	177,287,122
Liabilities:
Due to custodian	—	—	—	222,430
Payable for Fund shares redeemed	319,367	121,483	160,297	641,769
Payable for securities purchased	—	38,914,684	41,319,196	—
Accrued 12b-1 fees	15,754	15,838	61,489	14,547
Accrued investment advisory fees	196,920	197,969	768,611	181,835
Payable to related parties	149,796	130,134	440,543	152,018
Total Liabilities	681,837	39,380,108	42,750,136	1,212,599
Net Assets	$169,153,439	$194,942,564	$769,747,023	$176,074,523

Net Assets:
Paid in capital	$164,985,045	$189,338,782	$610,309,728	$153,183,747
Accumulated earnings	4,168,394	5,603,782	159,437,295	22,890,776
Net Assets	$169,153,439	$194,942,564	$769,747,023	$176,074,523

Class R Shares:
Net assets	$169,153,439	$194,942,564	$769,747,023	$176,074,523
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	16,659,465	18,704,682	54,018,516	14,949,755

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.15	$10.42	$14.25	$11.78

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2021

				PFG Fidelity Institutional
	PFG BNY Mellon Diversifier	PFG BR Equity ESG	PFG Equity	AM® Equity Index
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Assets:
Total Securities, at cost	$120,204,458	$106,351,204	$165,238,554	$101,490,211
Total Securities, at fair value	$125,256,940	$137,308,891	$194,486,395	$142,941,282
Receivable for securities sold	—	—	2,355,962	—
Receivable for Fund shares sold	84,843	123,020	150,476	110,082
Interest and dividends receivable	73,994	32	20	28
Total Assets	125,415,777	137,431,943	196,992,853	143,051,392
Liabilities:
Due to custodian	—	—	1,031,115	—
Payable for Fund shares redeemed	26,701	245,022	578,581	123,924
Payable for securities purchased	275,000	—	—	—
Accrued 12b-1 Fees	7,423	11,170	16,097	11,767
Accrued investment advisory fees	92,782	139,620	201,211	147,085
Payable to related parties	77,282	111,544	178,062	105,190
Total Liabilities	479,188	507,356	2,005,066	387,966
Net Assets	$124,936,589	$136,924,587	$194,987,787	$142,663,426
Net Assets:
Paid in capital	$118,424,390	$100,631,259	$161,785,480	$97,534,930
Accumulated earnings	6,512,199	36,293,328	33,202,307	45,128,496
Net Assets	$124,936,589	$136,924,587	$194,987,787	$142,663,426

Class R Shares:
Net assets	$124,936,589	$136,924,587	$194,987,787	$142,663,426
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	11,584,075	9,878,743	14,967,543	10,102,885
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.79	$13.86	$13.03	$14.12

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2021

	PFG Fidelity Institutional
	AM® Equity Sector	PFG Global	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical
	Strategy Fund	Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$120,717,495	$18,282,899	$96,661,760	$145,235,836
Investments in affiliated securities, at cost	—	—	10,729,870	—
Total Securities, at cost	$120,717,495	$18,282,899	$107,391,630	$145,235,836
Investments in unaffiliated securities, at fair value	$138,685,317	$21,831,077	$125,771,295	$168,688,373
Investments in affiliated securities, at fair value	—	—	12,351,706	—
Total Securities, at fair value	$138,685,317	$21,831,077	$138,123,001	$168,688,373
Receivable for securities sold	224,985	927,339	—	—
Receivable for Fund shares sold	135,153	61,802	175,170	122,043
Interest and dividends receivable	31	3	27	49,224
Total Assets	139,045,486	22,820,221	138,298,198	168,859,640
Liabilities:
Due to custodian	—	669,559	—	—
Payable for Fund shares redeemed	128,890	108,653	191,990	45,717
Payable for securities purchased	—	—	—	400,000
Accrued 12b-1 Fees	11,484	1,883	11,205	13,723
Accrued investment advisory fees	143,549	23,537	140,060	171,537
Payable to related parties	109,329	50,436	111,766	132,668
Total Liabilities	393,252	854,068	455,021	763,645
Net Assets	$138,652,234	$21,966,153	$137,843,177	$168,095,995

Net Assets:
Paid in capital	$109,076,857	$30,213,564	$103,611,928	$139,704,052
Accumulated earnings/(deficit)	29,575,377	(8,247,411)	34,231,249	28,391,943
Net Assets	$138,652,234	$21,966,153	$137,843,177	$168,095,995

Class R Shares:
Net assets	$138,652,234	$21,966,153	$137,843,177	$168,095,995
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	10,763,884	1,858,558	10,427,644	13,894,201

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.88	$11.82	$13.22	$12.10

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2021

	PFG Meeder Tactical	PFG MFS® Aggressive	PFG Tactical Income
	Strategy Fund	Growth Strategy Fund	Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$13,328,968	$129,164,454	$106,971,476
Investments in affiliated securities, at cost	76,618,309	—	—
Total Securities, at cost	$89,947,277	$129,164,454	$106,971,476
Investments in unaffiliated securities, at fair value	$16,421,530	$169,332,964	$116,544,033
Investments in affiliated securities, at fair value	89,819,016	—	—
Total Securities, at fair value	$106,240,546	$169,332,964	$116,544,033
Cash	—	—	92,132
Receivable for Fund shares sold	49,887	180,401	84,614
Interest and dividends receivable	12	65	47,785
Total Assets	106,290,445	169,513,430	116,768,564
Liabilities:
Payable for Fund shares redeemed	25,006	204,043	26,542
Accrued 12b-1 Fees	8,977	14,764	8,789
Accrued investment advisory fees	112,213	184,555	109,862
Payable to related parties	94,636	139,438	84,976
Total Liabilities	240,832	542,800	230,169
Net Assets	$106,049,613	$168,970,630	$116,538,395

Net Assets:
Paid in capital	$89,678,946	$123,570,411	$105,710,272
Accumulated earnings/(deficit)	16,370,667	45,400,219	10,828,123
Net Assets	$106,049,613	$168,970,630	$116,538,395

Class R Shares:
Net assets	$106,049,613	$168,970,630	$116,538,395
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	9,353,983	12,774,051	10,365,822

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.34	$13.23	$11.24

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations
For the Year or Period Ended April 30, 2021

		PFG American Funds®
	PFG Active Core Bond	Conservative Income	PFG American Funds® Growth	PFG Balanced
	Strategy Fund	Strategy Fund*	Strategy Fund*	Strategy Fund
Investment Income:
Dividend income	$7,677,535	$3,973,981	$3,712,093	$3,903,801
Interest income	1,452	1,982	7,033	11,173
Total Investment Income	7,678,987	3,975,963	3,719,126	3,914,974
Expenses:
Investment advisory fees	2,508,847	1,709,864	6,320,202	2,885,638
Distribution fees (12b-1) - Class R Shares	200,708	136,789	505,616	230,851
Administrative service fees	1,405,632	957,748	3,539,463	1,617,338
Total Expenses	4,115,187	2,804,401	10,365,281	4,733,827
Net Investment Income/(Loss)	3,563,800	1,171,562	(6,646,155)	(818,853)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain from:
Unaffiliated investments	4,388,613	3,515,396	27,630,286	26,055,606
Distributions received from underlying investment companies	755,877	1,102,761	15,376,114	1,741,191
Total realized gain/(loss)	5,144,490	4,618,157	43,006,400	27,796,797
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	218,027	2,419,284	141,722,966	30,188,153

Net Realized and Unrealized Gain on Investments	5,362,517	7,037,441	184,729,366	57,984,950
Net Increase in Net Assets Resulting from Operations	$8,926,317	$8,209,003	$178,083,211	$57,166,097

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year or Period Ended April 30, 2021

				PFG Fidelity Institutional
	PFG BNY Mellon	PFG BR Equity ESG	PFG Equity	AM® Equity Index
	Diversifier Strategy Fund	Strategy Fund*	Strategy Fund	Strategy Fund*
Investment Income:
Dividend income	$1,540,748	$1,496,631	$2,506,036	$2,151,822
Interest income	406	1,799	9,443	830
Total Investment Income	1,541,154	1,498,430	2,515,479	2,152,652
Expenses:
Investment advisory fees	894,280	1,351,273	2,913,346	1,611,915
Distribution fees (12b-1) - Class R Shares	71,542	108,102	233,068	128,953
Administrative service fees	501,922	756,713	1,632,464	903,753
Total Expenses	1,467,744	2,216,088	4,778,878	2,644,621
Net Investment Income/(Loss)	73,410	(717,658)	(2,263,399)	(491,969)

Net Realized and Unrealized Gain on Investments
Net realized gain from:
Unaffiliated investments	4,999,583	10,429,545	46,087,600	8,514,695
Distributions received from underlying investment companies	—	—	1,865,148	76,087
Total realized gain/(loss)	4,999,583	10,429,545	47,952,748	8,590,782
Net change in unrealized appreciation of:
Unaffiliated investments	3,074,152	30,957,687	32,026,603	41,451,071

Net Realized and Unrealized Gain on Investments	8,073,735	41,387,232	79,979,351	50,041,853
Net Increase in Net Assets Resulting from Operations	$8,147,145	$40,669,574	$77,715,952	$49,549,884

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year or Period Ended April 30, 2021

	PFG Fidelity Institutional
	AM® Equity Sector	PFG Global	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical
	Strategy Fund*	Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund
Investment Income:
Dividend income	$2,204,133	$408,425	$1,485,017	$3,440,913
Income from affiliates	—	—	322,680	—
Interest income	1,837	1,660	518	994
Total Investment Income	2,205,970	410,085	1,808,215	3,441,907
Expenses:
Investment advisory fees	1,397,235	426,101	1,359,254	1,896,755
Distribution fees (12b-1) - Class R Shares	111,779	34,088	108,740	151,740
Administrative service fees	783,021	239,472	761,677	1,062,951
Total Expenses	2,292,035	699,661	2,229,671	3,111,446
Net Investment Income/(Loss)	(86,065)	(289,576)	(421,456)	330,461

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	18,412,750	3,695,324	6,273,984	10,199,815
Affiliated investments (Note 5)	—	—	(43,546)	—
Distributions received from underlying investment companies	2,903,151	129,515	767,422	899,257
Total realized gain	21,315,901	3,824,839	6,997,860	11,099,072
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	17,967,822	6,683,097	32,504,169	28,817,279
Affiliated Investments (Note 5)	—	—	3,264,545	—
Total change in unrealized appreciation of investments	17,967,822	6,683,097	35,768,714	28,817,279

Net Realized and Unrealized Gain on Investments	39,283,723	10,507,936	42,766,574	39,916,351
Net Increase in Net Assets Resulting from Operations	$39,197,658	$10,218,360	$42,345,118	$40,246,812

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year or Period Ended April 30, 2021

	PFG Meeder Tactical	PFG MFS® Aggressive	PFG Tactical Income
	Strategy Fund	Growth Strategy Fund	Strategy Fund*
Investment Income:
Dividend income	$145,878	$1,461,148	$2,981,356
Income from affiliates	967,802	—	—
Interest income	362	1,001	1,084
Total Investment Income	1,114,042	1,462,149	2,982,440
Expenses:
Investment advisory fees	1,298,195	2,095,686	1,024,816
Distribution fees (12b-1) - Class R Shares	103,856	167,655	81,985
Administrative service fees	728,162	1,174,184	574,453
Total Expenses	2,130,213	3,437,525	1,681,254
Net Investment Income/(Loss)	(1,016,171)	(1,975,376)	1,301,186

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain from:
Unaffiliated investments	266,168	11,049,064	3,228,980
Affiliated investments (Note 5)	1,239,463	—	—
Distributions received from underlying investment companies	—	2,034,711	166,319
Total realized gain	1,505,631	13,083,775	3,395,299
Net change in unrealized appreciation of:
Unaffiliated Investments	4,597,982	46,547,573	9,572,557
Affiliated Investments (Note 5)	18,013,589	—	—
Total change in unrealized appreciation of investments	22,611,571	46,547,573	9,572,557

Net Realized and Unrealized Gain on Investments	24,117,202	59,631,348	12,967,856
Net Increase in Net Assets Resulting from Operations	$23,101,031	$57,655,972	$14,269,042

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets

			PFG American Funds®
	PFG Active Core Bond Strategy Fund		Conservative Income Strategy Fund
	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,
	2021	2020	2021
Increase/(Decrease) in Net Assets
From Operations:
Net investment income	$3,563,800	$1,664,776	$1,171,562
Distributions received from underlying investment companies	755,877	—	1,102,761
Net realized gain/(loss) on investments	4,388,613	(488,175)	3,515,396
Net change in unrealized appreciation/(depreciation) on investments	218,027	1,090,058	2,419,284
Net increase in net assets resulting from operations	8,926,317	2,266,659	8,209,003

From Distributions to Shareholders:
Return of capital	—	(4,591)	—
Total Distributions Paid	(5,442,469)	(1,938,590)	(2,621,779)
Total distributions to shareholders	(5,442,469)	(1,943,181)	(2,621,779)

From Shares of Beneficial Interest:
Proceeds from shares sold	219,554,854	106,845,780	261,318,426
Reinvestment of distributions	5,437,546	1,940,551	2,620,788
Cost of shares redeemed	(180,527,732)	(56,498,803)	(74,583,874)
Net increase in net assets from share transactions of beneficial interest	44,464,668	52,287,528	189,355,340
Total increase in net assets	47,948,516	52,611,006	194,942,564

Net Assets:
Beginning of period	121,204,923	68,593,917	—
End of period	$169,153,439	$121,204,923	$194,942,564

Share Activity:
Shares Sold	21,673,885	10,743,385	25,741,331
Shares Reinvested	527,405	193,668	254,941
Shares Redeemed	(17,690,259)	(5,682,991)	(7,291,590)
Net increase in shares of beneficial interest outstanding	4,511,031	5,254,062	18,704,682

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG American Funds® Growth Strategy Fund	PFG Balanced Strategy Fund
	Period* Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,
	2021	2021	2020
Increase/(Decrease) in Net Assets
From Operations:
Net investment income	$(6,646,155)	$(818,853)	$643,119
Distributions received from underlying investment companies	15,376,114	1,741,191	2,721,863
Net realized gain/(loss) on investments	27,630,286	26,055,606	(25,273,869)
Net change in unrealized appreciation/(depreciation) on investments	141,722,966	30,188,153	(17,212,138)
Net increase/(decrease) in net assets resulting from operations	178,083,211	57,166,097	(39,121,025)

From Distributions to Shareholders:
Return of capital	—	—	(1,138,606)
Total Distributions Paid	(13,974,091)	—	(2,447,582)
Total distributions to shareholders	(13,974,091)	—	(3,586,188)

From Shares of Beneficial Interest:
Proceeds from shares sold	787,835,192	68,128,372	181, 882,291
Reinvestment of distributions	13,967,077	—	3,585,678
Cost of shares redeemed	(196,164,366)	(322,770,145)	(130,344,723)
Net increase/(decrease) in net assets from share transactions of beneficial interest	605,637,903	(254,641,773)	55,123,246
Total increase/(decrease) in net assets	769,747,023	(197,475,676)	12,416,033

Net Assets:
Beginning of period	—	373,550,199	361,134,166
End of period	$769,747,023	$176,074,523	$373,550,199

Share Activity:
Shares Sold	69,100,388	6,829,555	18,496,614
Shares Reinvested	1,064,564	—	336,683
Shares Redeemed	(16,146,436)	(32,678,634)	(13,510,033)
Net increase/(decrease) in shares of beneficial interest outstanding	54,018,516	(25,849,079)	5,323,264

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG BNY Mellon Diversifier Strategy Fund		PFG BR Equity ESG Strategy Fund
	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,
	2021	2020	2021
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$73,410	$435,146	$(717,658)
Distributions received from underlying investment companies	—	98,411	—
Net realized gain/(loss) on investments	4,999,583	(293,989)	10,429,545
Net change in unrealized appreciation on investments	3,074,152	734,820	30,957,687
Net increase in net assets resulting from operations	8,147,145	974,388	40,669,574

From Distributions to Shareholders:
Return of Capital	—	(135,731)	—
Total Distributions Paid	(55,532)	(824,213)	(3,193,939)
Total distributions to shareholders	(55,532)	(959,944)	(3,193,939)

From Shares of Beneficial Interest:
Proceeds from shares sold	106,036,067	33,434,223	140,363,521
Reinvestment of distributions	55,491	959,705	3,189,959
Cost of shares redeemed	(60,075,118)	(25,232,884)	(44,104,528)
Net increase in net assets from share transactions of beneficial interest	46,016,440	9,161,044	99,448,952
Total increase in net assets	54,108,053	9,175,488	136,924,587

Net Assets:
Beginning of period	70,828,536	61,653,048	—
End of period	$124,936,589	$70,828,536	$136,924,587

Share Activity:
Shares Sold	10,144,444	3,462,460	13,279,320
Shares Reinvested	5,225	96,647	252,971
Shares Redeemed	(5,918,368)	(2,604,354)	(3,653,547)
Net increase in shares of beneficial interest outstanding	4,231,301	954,753	9,878,744

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

			PFG Fidelity Institutional AM®
	PFG Equity Strategy Fund		Equity Index Strategy Fund
	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,
	2021	2020	2021
Increase/(Decrease) in Net Assets
From Operations:
Net investment loss	$(2,263,399)	$(1,527,796)	$(491,969)
Distributions received from underlying investment companies	1,865,148	2,466,601	76,087
Net realized gain/(loss) on investments	46,087,600	(25,492,376)	8,514,695
Net change in unrealized appreciation/(depreciation) on investments	32,026,603	(31,929,539)	41,451,071
Net increase/(decrease) in net assets resulting from operations	77,715,952	(56,483,110)	49,549,884

From Distributions to Shareholders:
Return of Capital	—	(973,803)	—
Total Distributions Paid	—	(13,230,499)	(3,374,218)
Total distributions to shareholders	—	(14,204,302)	(3,374,218)

From Shares of Beneficial Interest:
Proceeds from shares sold	53,201,134	165,899,391	154,169,293
Reinvestment of distributions	—	14,195,799	3,372,896
Cost of shares redeemed	(326,064,412)	(115,741,305)	(61,054,429)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(272,863,278)	64,353,885	96,487,760
Total increase/(decrease) in net assets	(195,147,326)	(6,333,527)	142,663,426

Net Assets:
Beginning of period	390,135,113	396,468,640	—
End of period	$194,987,787	$390,135,113	$142,663,426

Share Activity:
Shares Sold	5,205,980	15,786,745	14,834,908
Shares Reinvested	—	1,258,493	262,891
Shares Redeemed	(32,349,666)	(11,488,056)	(4,994,914)
Net increase/(decrease) in shares of beneficial interest outstanding	(27,143,686)	5,557,182	10,102,885

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Fidelity Institutional AM®
	Equity Sector Strategy Fund	PFG Global Strategy Fund
	Period* Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,
	2021	2021	2020
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(86,065)	$(289,576)	$45,956
Distributions received from underlying investment companies	2,903,151	129,515	224,388
Net realized gain/(loss) on investments	18,412,750	3,695,324	(8,805,959)
Net change in unrealized appreciation/(depreciation) on investments	17,967,822	6,683,097	(7,126,344)
Net increase/(decrease) in net assets resulting from operations	39,197,658	10,218,360	(15,661,959)

From Distributions to Shareholders:
Total Distributions Paid	(6,835,862)	—	—

From Shares of Beneficial Interest:
Proceeds from shares sold	147,614,532	12,947,552	49,464,942
Reinvestment of distributions	6,833,997	—	—
Cost of shares redeemed	(48,158,091)	(132,837,609)	(31,678,312)
Net increase/(decrease) in net assets from share transactions of beneficial interest	106,290,438	(119,890,057)	17,786,630
Total increase/(decrease) in net assets	138,652,234	(109,671,697)	2,124,671

Net Assets:
Beginning of period	—	131,637,850	129,513,179
End of period	$138,652,234	$21,966,153	$131,637,850

Share Activity:
Shares Sold	14,398,077	1,404,383	5,545,247
Shares Reinvested	582,112	—	—
Shares Redeemed	(4,216,306)	(15,107,024)	(3,398,268)
Net increase/(decrease) in shares of beneficial interest outstanding	10,763,883	(13,702,641)	2,146,979

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG JP Morgan® Tactical Aggressive Strategy Fund		PFG JP Morgan® Tactical Moderate Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2021	2020	2021	2020
Increase/(Decrease) in Net Assets
From Operations:
Net investment income	$(421,456)	$62,774	$330,461	$842,272
Distributions received from underlying investment companies	767,422	1,360,354	899,257	1,125,864
Net realized gain on investments	6,230,438	1,050,786	10,199,815	415,119
Net change in unrealized appreciation/(depreciation) on investments	35,768,714	(11,002,239)	28,817,279	(12,053,261)
Net increase/(decrease) in net assets resulting from operations	42,345,118	(8,528,325)	40,246,812	(9,670,006)

From Distributions to Shareholders:
Total Distributions Paid	—	—	(582,817)	(723,568)

From Shares of Beneficial Interest:
Proceeds from shares sold	113,143,425	16,204,058	88,991,087	44,645,103
Reinvestment of distributions	—	—	582,176	722,876
Cost of shares redeemed	(89,058,564)	(25,760,407)	(99,881,497)	(44,975,933)
Net increase/(decrease) in net assets from share transactions of beneficial interest	24,084,861	(9,556,349)	(10,308,234)	392,046
Total increase/(decrease) in net assets	66,429,979	(18,084,674)	29,355,761	(10,001,528)

Net Assets:
Beginning of period	71,413,198	89,497,872	138,740,234	148,741,762
End of period	$137,843,177	$71,413,198	$168,095,995	$138,740,234

Share Activity:
Shares Sold	11,469,192	1,673,629	8,656,256	4,488,660
Shares Reinvested	—	—	51,475	68,845
Shares Redeemed	(9,016,827)	(2,664,992)	(9,707,655)	(4,590,623)
Net increase/(decrease) in shares of beneficial interest outstanding	2,452,365	(991,363)	(999,924)	(33,118)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Meeder Tactical Strategy Fund		PFG MFS® Aggressive Growth Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2021	2020	2021	2020
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(1,016,171)	$(1,133,959)	$(1,975,376)	$(423,747)
Distributions received from underlying investment companies	—	865,364	2,034,711	1,244,759
Net realized gain/(loss) on investments	1,505,631	(301,628)	11,049,064	680,494
Net change in unrealized appreciation/(depreciation) on investments	22,611,571	(6,237,125)	46,547,573	(11,260,524)
Net increase/(decrease) in net assets resulting from operations	23,101,031	(6,807,348)	57,655,972	(9,759,018)

From Distributions to Shareholders:
Total Distributions Paid	(1,089,533)	(169,044)	(5,246,887)	(1,881,827)

From Shares of Beneficial Interest:
Proceeds from shares sold	72,152,407	42,084,919	116,724,646	45,607,829
Reinvestment of distributions	1,089,128	168,998	5,241,945	1,879,228
Cost of shares redeemed	(85,807,054)	(42,154,806)	(124,338,337)	(35,661,788)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(12,565,519)	99,111	(2,371,746)	11,825,269
Total increase/(decrease) in net assets	9,445,979	(6,877,281)	50,037,339	184,424

Net Assets:
Beginning of period	96,603,634	103,480,915	118,933,291	118,748,867
End of period	$106,049,613	$96,603,634	$168,970,630	$118,933,291

Share Activity:
Shares Sold	7,488,595	4,321,885	11,019,472	4,388,032
Shares Reinvested	102,458	16,156	432,147	166,894
Shares Redeemed	(8,699,312)	(4,300,223)	(11,015,144)	(3,506,256)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,108,259)	37,818	436,475	1,048,670

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

PFG Tactical Income Strategy Fund
Period* Ended
April 30,
2021
Increase in Net Assets
From Operations:
Net investment income	$1,301,186
Distributions received from underlying investment companies	166,319
Net realized gain on investments	3,228,980
Net change in unrealized appreciation on investments	9,572,557
Net increase in net assets resulting from operations	14,269,042

From Distributions to Shareholders:
Total Distributions Paid	(2,739,989)

From Shares of Beneficial Interest:
Proceeds from shares sold	160,229,440
Reinvestment of distributions	2,738,774
Cost of shares redeemed	(57,958,872)
Net increase in net assets from share transactions of beneficial interest	105,009,342
Total increase in net assets	116,538,395

Net Assets:
Beginning of period	—
End of period	$116,538,395

Share Activity:
Shares Sold	15,577,112
Shares Reinvested	254,297
Shares Redeemed	(5,465,587)
Net increase in shares of beneficial interest outstanding	10,365,822

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Active Core Bond Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended		Year Ended		Period Ended
	April 30,	April 30,		April 30,		April 30,
	2021	2020		2019		2018*
Net asset value, beginning of period	$9.98	$9.95		$9.77		$10.00
Income/(loss) from investment operations:
Net investment income(1,2)	0.18	0.19		0.15		0.02
Net realized and unrealized gain/(loss) on investments	0.27	0.07		0.12		(0.23)
Total income/(loss) from investment operations	0.45	0.26		0.27		(0.21)
Less distributions from:
Net investment income	(0.19)	(0.20)		(0.09)		(0.02)
Net realized gain	(0.09)	(0.03)		(0.00	) (7)	—
Return of capital	—	(0.00	) (7)	—		—
Total distributions from net investment income, net realized gains and return of capital	(0.28)	(0.23)		(0.09)		(0.02)
Net asset value, end of period	$10.15	$9.98		$9.95		$9.77
Total return (3)	4.43%	2.59%		2.78%		(2.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$169,153	$121,205		$68,594		$54,225
Ratio of expenses to average net assets (4)	2.05%	2.12%		1.98%		2.67	% (5)
Ratio of net investment income to average net assets (2,4)	1.78%	1.92%		1.50%		0.41	% (5)
Portfolio turnover rate	64%	89%		38%		43	% (6)

*	PFG Active Core Bond Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Conservative Income Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period Ended
April 30,
2021*
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (1,2)	0.09
Net realized and unrealized gain on investments	0.50
Total income from investment operations	0.59
Less distributions from:
Net investment income	(0.11)
Net realized gain	(0.06)
Total distributions from net investment income, net realized gains and return of capital	(0.17)
Net asset value, end of period	$10.42
Total return (3)	5.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$194,943
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment income to average net assets (2,4,5)	0.86%
Portfolio turnover rate (6)	52%

*	PFG American Funds® Conservative Income Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Growth Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period Ended
April 30,
2021*
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss (1,2)	(0.16)
Net realized and unrealized gain on investments	4.72
Total income from investment operations	4.56
Less distributions from:
Net realized gain	(0.31)
Net asset value, end of period	$14.25
Total return (3)	45.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$769,747
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment income to average net assets (2,4,5)	(1.31)%
Portfolio turnover rate (6)	33%

*	PFG American Funds® Growth Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Balanced Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2021	2020	2019	2018*
Net asset value, beginning of period	$9.16	$10.18	$9.77	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.04)	0.02	0.03	0.00	(7)
Net realized and unrealized gain/(loss) on investments	2.66	(0.95)	0.49	(0.18)
Total income/(loss) from investment operations	2.62	(0.93)	0.52	(0.18)
Less distributions from:
Net investment income	—	(0.04)	(0.05)	(0.05)
Net realized gain	—	(0.02)	(0.06)	—
Return of capital	—	(0.03)	—	—
Total distributions from net investment income, net realized gains and return of capital	—	(0.09)	(0.11)	(0.05)
Net asset value, end of period	$11.78	$9.16	$10.18	$9.77
Total return (3)	28.60%	(9.26)%	5.48%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$176,075	$373,550	$361,134	$224,029
Ratio of expenses to average net assets (4)	2.05%	2.03%	2.01%	2.00	% (5)
Ratio of net investment income to average net assets (2,4)	(0.35)%	0.17%	0.32%	0.10	% (5)
Portfolio turnover rate	127%	57%	69%	63	% (6)

*	PFG Balanced Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2021	2020	2019	2018*
Net asset value, beginning of period	$9.63	$9.64	$9.67	$10.00
Loss from investment operations:
Net investment income (1,2)	0.01	0.07	0.14	0.02
Net realized and unrealized gain/(loss) on investments	1.16	0.07	(0.09)	(0.30)
Total income/(loss) from investment operations	1.17	0.14	0.05	(0.28)
Less distributions from:
Net investment income	(0.01)	(0.13)	(0.08)	(0.05)
Return of capital	—	(0.02)	—	—
Total distributions from net investment income and return of capital	(0.01)	(0.15)	(0.08)	(0.05)
Net asset value, end of period	$10.79	$9.63	$9.64	$9.67
Total return (3)	12.14%	1.40%	0.60%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$124,937	$70,829	$61,653	$58,744
Ratio of expenses to average net assets (4)	2.05%	2.19%	2.09%	2.44	% (5)
Ratio of net investment income to average net assets (2,4)	0.10%	0.67%	1.49%	0.50	% (5)
Portfolio turnover rate	67%	22%	203%	1	% (6)

*	PFG BNY Mellon Diversifier Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BR Equity ESG Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period Ended
April 30,
2021*
Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.08)
Net realized and unrealized gain on investments	4.26
Total income from investment operations	4.18
Less distributions from:
Net realized gain	(0.32)
Net asset value, end of period	$13.86
Total return (3)	42.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$136,925
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.66)%
Portfolio turnover rate (6)	52%

*	PFG BR Equity ESG Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Equity Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2021	2020	2019	2018*
Net asset value, beginning of period	$9.26	$10.85	$9.79	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.10)	(0.04)	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	3.87	(1.20)	1.10	(0.16)
Total income/(loss) from investment operations	3.77	(1.24)	1.06	(0.18)
Less distributions from:
Net investment income	—	—	—	(0.03)
Net realized gain	—	(0.33)	—	—
Return of capital	—	(0.02)	—	—
Total distributions from net investment income, net realized gains and return of capital	—	(0.35)	—	(0.03)
Net asset value, end of period	$13.03	$9.26	$10.85	$9.79
Total return (3)	40.71%	(11.98)%	10.83%	(1.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$194,988	$390,135	$396,469	$300,808
Ratio of expenses to average net assets (4)	2.05%	2.04%	2.06%	1.96	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.97)%	(0.36)%	(0.43)%	(0.41	)% (5)
Portfolio turnover rate	161%	96%	29%	63	% (6)

*	PFG Equity Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Index Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period Ended
April 30,
2021*
Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)
Net realized and unrealized gain on investments	4.49
Total income from investment operations	4.44
Less distributions from:
Net investment income	(0.02)
Net realized gain	(0.30)
Total distributions from net investment income and net realized gains	(0.32)
Net asset value, end of period	$14.12
Total return (3)	44.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$142,663
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.38)%
Portfolio turnover rate (6)	30%

*	PFG Fidelity Institutional AM® Equity Index Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period Ended
April 30,
2021*
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss (1,2)	(0.01)
Net realized and unrealized gain on investments	3.54
Total income from investment operations	3.53
Less distributions from:
Net investment income	(0.04)
Net realized gain	(0.61)
Total distributions from net investment income and net realized gains	(0.65)
Net asset value, end of period	$12.88
Total return (3)	35.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$138,652
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment income to average net assets (2,4,5)	(0.08)%
Portfolio turnover rate (6)	189%

*	PFG Fidelity Institutional AM® Equity Sector Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Global Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2021	2020	2019	2018*
Net asset value, beginning of period	$8.46	$9.65	$9.86	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.08)	0.00 (8)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	3.44	(1.19)	(0.08)	(0.06	) (3)
Total income/(loss) from investment operations	3.36	(1.19)	(0.12)	(0.11)
Less distributions from:
Net investment income	—	—	—	(0.03)
Net realized gain	—	—	(0.09)	—
Total distributions from net investment income and net realized gains	—	—	(0.09)	(0.03)
Net asset value, end of period	$11.82	$8.46	$9.65	$9.86
Total return (4)	39.72%	(12.33)%	(1.02)%	(1.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$21,966	$131,638	$129,513	$134,265
Ratio of expenses to average net assets (5)	2.05%	2.09%	2.08%	2.06	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	(0.85)%	0.04%	(0.47)%	(1.22	)% (6)
Portfolio turnover rate	123%	61%	180%	57	% (7)

*	PFG Global Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Aggressive Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Year Ended		Period Ended
	April 30,	April 30,	April 30,		April 30,
	2021	2020	2019		2018*
Net asset value, beginning of period	$8.95	$9.98	$9.97		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.04)	0.01	(0.04)		(0.09)
Net realized and unrealized gain/(loss) on investments	4.31	(1.04)	0.34		0.06	(3)
Total income/(loss) from investment operations	4.27	(1.03)	0.30		(0.03)
Less distributions from:
Net realized gain	—	—	(0.25)		—
Return of capital	—	—	(0.04)		—
Total distributions from net realized gains and return of capital	—	—	(0.29)		—
Net asset value, end of period	$13.22	$8.95	$9.98		$9.97
Total return (4)	47.71%	(10.32)%	3.40	% (8)	(0.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$137,843	$71,413	$89,498		$86,033
Ratio of expenses to average net assets (5)	2.05%	2.14%	2.03%		2.34	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	(0.39)%	0.07%	(0.40)%		(2.22	)% (6)
Portfolio turnover rate	42%	39%	116%		38	% (7)

*	PFG JP Morgan® Tactical Aggressive Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	For the year ended April 30, 2019, the Fund received a reimbursement from affiliates. This reimbursement had no impact on the Fund’s total return.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Moderate Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Year Ended		Period Ended
	April 30,	April 30,	April 30,		April 30,
	2021	2020	2019		2018*
Net asset value, beginning of period	$9.32	$9.96	$9.80		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.02	0.06	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	2.80	(0.65)	0.18		(0.19)
Total income/(loss) from investment operations	2.82	(0.59)	0.16		(0.20)
Less distributions from:
Net investment income	(0.04)	(0.05)	(0.00	) (7)	—
Net asset value, end of period	$12.10	$9.32	$9.96		$9.80
Total return (3)	30.29%	(6.00)%	1.68%		(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$168,096	$138,740	$148,742		$153,858
Ratio of expenses to average net assets (4)	2.05%	2.09%	2.06%		2.26	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	0.22%	0.56%	(0.16)%		0.80	% (5)
Portfolio turnover rate	58%	60%	112%		0	% (6)

*	PFG JP Morgan® Tactical Moderate Strategy Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Meeder Tactical Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2021	2020	2019	2018*
Net asset value, beginning of period	$9.23	$9.93	$9.83	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.10)	(0.11)	(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.32	(0.57)	0.15	(0.11)
Total income/(loss) from investment operations	2.22	(0.68)	0.12	(0.16)
Less distributions from:
Net investment income	—	—	(0.02)	(0.01)
Net realized gain	(0.11)	(0.02)	—	—
Total distributions from net investment income and net realized gains	(0.11)	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$11.34	$9.23	$9.93	$9.83
Total return (3)	24.09%	(6.91)%	1.20%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$106,050	$96,604	$103,481	$100,881
Ratio of expenses to average net assets (4)	2.05%	2.09%	2.04%	2.28	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.98)%	(1.07)%	(0.27)%	(1.25	)% (5)
Portfolio turnover rate	19%	18%	23%	8	% (6)

*	PFG Meeder Tactical Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG MFS® Aggressive Growth Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2021	2020	2019	2018*
Net asset value, beginning of period	$9.64	$10.52	$9.97	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.14)	(0.04)	—	(0.01)
Net realized and unrealized gain/(loss) on investments	4.10	(0.68)	0.70	0.06
Total income/(loss) from investment operations	3.96	(0.72)	0.70	0.05
Less distributions from:
Net investment income	—	—	—	(0.08)
Net realized gain	(0.37)	(0.16)	(0.15)	—
Total distributions from net investment income and net realized gains	(0.37)	(0.16)	(0.15)	(0.08)
Net asset value, end of period	$13.23	$9.64	$10.52	$9.97
Total return (3)	41.39%	(7.10)%	7.34%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$168,971	$118,933	$118,749	$113,953
Ratio of expenses to average net assets (4)	2.05%	2.09%	2.05%	2.23	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(1.18)%	(0.34)%	0.00%	(0.37	)% (5)
Portfolio turnover rate	39%	7%	26%	0	% (6)

*	PFG MFS® Aggressive Growth Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Tactical Income Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period Ended
April 30,
2021*
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (1,2)	0.17
Net realized and unrealized gain on investments	1.39
Total income from investment operations	1.56
Less distributions from:
Net investment income	(0.14)
Net realized gain	(0.18)
Total distributions from net investment income and net realized gains	(0.32)
Net asset value, end of period	$11.24
Total return (3)	15.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$116,538
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment income to average net assets (2,4,5)	1.59%
Portfolio turnover rate (6)	70%

*	PFG Tactical Income Strategy Fund commenced operations and trading on May 1, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2021

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of fifteen different actively managed funds. Each fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds and their primary investment objectives are listed below. Each Fund currently offers Class R shares. The investment objective of each Fund, as of April 30, 2021 is as follows:

Fund	Primary Objective
PFG Active Core Bond Strategy Fund	Income
PFG American Funds® Conservative Income Strategy Fund	Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG Balanced Strategy Fund	Capital Appreciation with a secondary objective of income
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Equity ESG Strategy Fund	Growth of capital
PFG Equity Strategy Fund	Aggressive Growth
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total Return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Global Strategy Fund	Aggressive Growth
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive Growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital Appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital Appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive Growth
PFG Tactical Income Strategy Fund	Current income

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2021 for each Fund’s investments measured at fair value:

PFG Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$168,277,678	$—	$—	$168,277,678
Short-Term Investment	383,040	—	—	383,040
Total	$168,660,718	$—	$—	$168,660,718

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$193,915,851	$—	$—	$193,915,851
Short-Term Investment	1,311,793	—	—	1,311,793
Total	$195,227,644	$—	$—	$195,227,644

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$765,532,621	$—	$—	$765,532,621
Short-Term Investment	5,763,353	—	—	5,763,353
Total	$771,295,974	$—	$—	$771,295,974

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

PFG Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$73,747,854	$—	$—	$73,747,854
Open End Funds	101,871,621	—	—	101,871,621
Total	$175,619,475	$—	$—	$175,619,475

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$124,335,621	$—	$—	$124,335,621
Short-Term Investment	921,319	—	—	921,319
Total	$125,256,940	$—	$—	$125,256,940

PFG BR Equity ESG Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$136,537,592	$—	$—	$136,537,592
Short-Term Investment	771,299	—	—	771,299
Total	$137,308,891	$—	$—	$137,308,891

PFG Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$138,170,832	$—	$—	$138,170,832
Open End Funds	56,315,563	—	—	56,315,563
Total	$194,486,395	$—	$—	$194,486,395

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$142,391,004	$—	$—	$142,391,004
Short-Term Investment	550,278	—	—	550,278
Total	$142,941,282	$—	$—	$142,941,282

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,572,018	$—	$—	$39,572,018
Open End Funds	98,776,044	—	—	98,776,044
Short-Term Investment	337,255	—	—	337,255
Total	$138,685,317	$—	$—	$138,685,317

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

PFG Global Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,687,477	$—	$—	$12,687,477
Open End Funds	9,143,600	—	—	9,143,600
Total	$21,831,077	$—	$—	$21,831,077

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,579,721	$—	$—	$51,579,721
Mutual Funds	85,853,061	—	—	85,853,061
Short-Term Investment	690,219	—	—	690,219
Total	$138,123,001	$—	$—	$138,123,001

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,611,816	$—	$—	$56,611,816
Open End Funds	104,060,781	—	—	104,060,781
Short-Term Investment	8,015,776	—	—	8,015,776
Total	$168,688,373	$—	$—	$168,688,373

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$105,704,561	$—	$—	$105,704,561
Short-Term Investment	535,985	—	—	535,985
Total	$106,240,546	$—	$—	$106,240,546

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$23,100,854	$—	$—	$23,100,854
Open End Funds	145,221,552	—	—	145,221,552
Short-Term Investment	1,010,558	—	—	1,010,558
Total	$169,332,964	$—	$—	$169,332,964

PFG Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,945,626	$—	$—	$36,945,626
Open End Funds	78,905,798	—	—	78,905,798
Short-Term Investment	692,609	—	—	692,609
Total	$116,544,033	$—	$—	$116,544,033

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex- dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2018 through April 30, 2020, or expected to be taken in the Funds’ April 30, 2021 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the year ended April 30, 2021, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2021, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG Active Core Bond Strategy Fund	$170,011,482	$124,568,833
PFG American Funds® Conservative Income Strategy Fund	261,914,343	73,933,172
PFG American Funds® Growth Strategy Fund	768,958,982	172,779,611
PFG Balanced Strategy Fund	267,241,908	407,366,446
PFG BNY Mellon Diversifier Strategy Fund	94,708,934	49,122,072
PFG BR Equity ESG Strategy Fund	153,037,253	57,886,893
PFG Equity Strategy Fund	348,713,501	510,409,561
PFG Fidelity Institutional AM® Equity Index Strategy Fund	132,007,072	39,581,835
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	316,617,360	215,458,972
PFG Global Strategy Fund	40,767,179	120,120,494
PFG JP Morgan® Tactical Aggressive Strategy Fund	71,349,372	44,199,501
PFG JP Morgan® Tactical Moderate Strategy Fund	86,104,510	96,768,149
PFG Meeder Tactical Strategy Fund	19,291,151	33,817,834
PFG MFS® Aggressive Growth Strategy Fund	63,980,844	70,609,481
PFG Tactical Income Strategy Fund	163,278,164	60,228,277

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the year ended April 30, 2021, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG Active Core Bond Strategy Fund	$2,508,847
PFG American Funds® Conservative Income Strategy Fund	1,709,864
PFG American Funds® Growth Strategy Fund	6,320,202
PFG Balanced Strategy Fund	2,885,638
PFG BNY Mellon Diversifier Strategy Fund	894,280
PFG BR Equity ESG Strategy Fund	1,351,273
PFG Equity Strategy Fund	2,913,346
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1,611,915
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	1,397,235
PFG Global Strategy Fund	426,101
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,359,254
PFG JP Morgan® Tactical Moderate Strategy Fund	1,896,755
PFG Meeder Tactical Strategy Fund	1,298,195
PFG MFS® Aggressive Growth Strategy Fund	2,095,686
PFG Tactical Income Strategy Fund	1,024,816

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Adviser, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible to provide the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by IRS Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b -1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Funds’ Adviser; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Servicing Administration Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund’s distributor (“Distributor”), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs . If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

Each Fund is currently accruing 0.10% of its average daily net assets under the plan. For the year ended April 30, 2021, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 Fee
PFG Active Core Bond Strategy Fund	$200,708
PFG American Funds® Conservative Income Strategy Fund	136,789
PFG American Funds® Growth Strategy Fund	505,616
PFG Balanced Strategy Fund	230,851
PFG BNY Mellon Diversifier Strategy Fund	71,542
PFG BR Equity ESG Strategy Fund	108,102
PFG Equity Strategy Fund	233,068
PFG Fidelity Institutional AM® Equity Index Strategy Fund	128,953
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	111,779
PFG Global Strategy Fund	34,088
PFG JP Morgan® Tactical Aggressive Strategy Fund	108,740
PFG JP Morgan® Tactical Moderate Strategy Fund	151,740
PFG Meeder Tactical Strategy Fund	103,856
PFG MFS® Aggressive Growth Strategy Fund	167,655
PFG Tactical Income Strategy Fund	81,985

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, TPFG pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from TPFG.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended April 30, 2021 with affiliated companies are as follows:

PFG JP Morgan® Tactical Aggressive Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period
46641Q308	JPMorgan Diversified Return Emerging Markets Equity ETF	$6,563,921	$7,774,286	$5,207,500	$(43,546)	$3,264,545	$12,351,706

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

PFG Meeder Tactical Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
58510R721	Meeder Balanced Fund	$48,636,067	$9,142,336	$16,841,708	$973,480	$11,223,979	$53,134,154
58510R846	Meeder Conservative Allocation Fund	11,262,603	2,766,017	2,981,807	69,774	1,385,582	12,502,169
58510R630	Meeder Moderate Allocation Fund	12,315,058	2,401,078	3,480,067	134,500	2,259,797	13,630,366
58510R655	Meeder Spectrum Fund	9,412,965	1,994,327	4,060,905	61,709	3,144,231	10,552,327

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2021, were as follows:

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG Active Core Bond Strategy Fund	$167,248,555	$4,027,479	$(2,615,316)	$1,412,163
PFG American Funds® Conservative Income Strategy Fund	192,899,251	5,162,904	(2,834,511)	2,328,393
PFG American Funds® Growth Strategy Fund	629,573,008	141,722,966	—	141,722,966
PFG Balanced Strategy Fund	155,645,081	19,974,394	—	19,974,394
PFG BNY Mellon Diversifier Strategy Fund	120,258,307	5,052,482	(53,849)	4,998,633
PFG BR Equity ESG Strategy Fund	106,351,204	30,957,687	—	30,957,687
PFG Equity Strategy Fund	165,647,525	28,838,870	—	28,838,870
PFG Fidelity Institutional AM® Equity Index Strategy Fund	101,490,211	41,451,071	—	41,451,071
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	120,717,495	17,967,822	—	17,967,822
PFG Global Strategy Fund	18,769,112	3,061,965	—	3,061,965
PFG JP Morgan® Tactical Aggressive Strategy Fund	107,825,682	30,800,797	(503,478)	30,297,319
PFG JP Morgan® Tactical Moderate Strategy Fund	145,868,632	23,542,477	(722,736)	22,819,741
PFG Meeder Tactical Strategy Fund	90,952,237	15,288,309	—	15,288,309
PFG MFS® Aggressive Growth Strategy Fund	130,306,806	39,026,158	—	39,026,158
PFG Tactical Income Strategy Fund	106,971,661	9,572,372	—	9,572,372

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2021 and the fiscal year ended April 30, 2020 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2021	Income	Capital Gains	Capital	Total
PFG Active Core Strategy Fund	$4,072,997	$1,369,472	$—	$5,442,469
PFG American Funds® Conservative Income Strategy Fund	2,585,671	36,108	—	2,621,779
PFG American Funds® Growth Strategy Fund	11,930,414	6,783,749	—	18,714,163
PFG Balanced Strategy Fund	1,818,514	—	—	1,818,514
PFG BNY Mellon Diversifier Strategy Fund	—	55,532	—	55,532
PFG BR Equity ESG Strategy Fund*	4,440,082	—	—	4,440,082
PFG Equity Strategy Fund	—	3,455,232	—	3,455,232
PFG Fidelity Institutional AM® Equity Index Strategy Fund*	4,455,549	76,087	—	4,531,636
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	6,835,862	2,806,833	—	9,642,695
PFG Global Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	379,840	1,066,842	—	1,446,682
PFG Meeder Tactical Strategy Fund	—	1,089,533	—	1,089,533
PFG MFS® Aggressive Growth Strategy Fund	—	7,609,890	—	7,609,890
PFG Tactical Income Strategy Fund	3,302,015	153,976	—	3,455,991

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2020	Income	Capital Gains	Capital	Total
PFG Active Core Strategy Fund	$1,938,590	$—	$4,591	$1,943,181
PFG American Funds® Conservative Income Strategy Fund	—	—	—	—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG Balanced Strategy Fund	1,718,966	728,616	1,138,606	3,586,188
PFG BNY Mellon Diversifier Strategy Fund	824,213	—	135,731	959,944
PFG BR Equity ESG Strategy Fund	—	—	—	—
PFG Equity Strategy Fund	880,479	12,350,020	973,803	14,204,302
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	—	—
PFG Global Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	723,568	—	—	723,568
PFG Meeder Tactical Strategy Fund	—	169,044	—	169,044
PFG MFS® Aggressive Growth Strategy Fund	—	1,881,827	—	1,881,827
PFG Tactical Income Strategy Fund	—	—	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $44,784 and $82,950 for fiscal year ended April 30, 2021 for the BR Equity ESG Strategy Fund and Fidelity Institutional AM® Equity Index Strategy Fund, respectively, which have been passed through to each Fund’s underlying shareholders and are deemed dividends for tax purposes.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The table below shows equalization amounts which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Utilized Equalization
PFG Active Core Strategy Fund	$—
PFG American Funds® Conservative Income Strategy Fund	—
PFG American Funds® Growth Strategy Fund	4,740,072
PFG Balanced Strategy Fund	1,818,514
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Equity ESG Strategy Fund	1,201,359
PFG Equity Strategy Fund	3,455,232
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1,074,468
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,806,833
PFG Global Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	863,865
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	2,363,003
PFG Tactical Income Strategy Fund	716,002

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG Active Core Strategy Fund	$1,410,135	$1,346,096	$—	$—	$—	$1,412,163	$4,168,394
PFG American Funds® Conservative Income Strategy Fund	2,208,736	1,066,653	—	—	—	2,328,393	5,603,782
PFG American Funds® Growth Strategy Fund	9,121,964	8,592,365	—	—	—	141,722,966	159,437,295
PFG Balanced Strategy Fund	2,916,382	—	—	—	—	19,974,394	22,890,776
PFG BNY Mellon Diversifier Strategy Fund	—	1,513,566	—	—	—	4,998,633	6,512,199
PFG BR Equity ESG Strategy Fund	5,335,641	—	—	—	—	30,957,687	36,293,328
PFG Equity Strategy Fund	3,562,837	800,600	—	—	—	28,838,870	33,202,307
PFG Fidelity Institutional AM® Equity Index Strategy Fund	3,677,425	—	—	—	—	41,451,071	45,128,496
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	11,511,237	96,318	—	—	—	17,967,822	29,575,377
PFG Global Strategy Fund	—	—	(123,245)	(11,186,131)	—	3,061,965	(8,247,411)
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	3,933,930	—	—	—	30,297,319	34,231,249
PFG JP Morgan® Tactical Moderate Strategy Fund	—	5,572,202	—	—	—	22,819,741	28,391,943
PFG Meeder Tactical Strategy Fund	—	1,771,419	(689,061)	—	—	15,288,309	16,370,667
PFG MFS® Aggressive Growth Strategy Fund	—	7,477,803	(1,103,742)	—	—	39,026,158	45,400,219
PFG Tactical Income Strategy Fund	1,255,751	—	—	—	—	9,572,372	10,828,123

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG Active Core Strategy Fund	$—
PFG American Funds® Conservative Income Strategy Fund	—
PFG American Funds® Growth Strategy Fund	—
PFG Balanced Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Equity ESG Strategy Fund	—
PFG Equity Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Global Strategy Fund	123,245
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	689,061
PFG MFS® Aggressive Growth Strategy Fund	1,103,742
PFG Tactical Income Strategy Fund	—

At April 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PFG Active Core Strategy Fund	$—	$—	$—	$477,604
PFG American Funds® Conservative Income Strategy Fund	—	—	—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG Balanced Strategy Fund	—	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	—	—	—	3,328,945
PFG BR Equity ESG Strategy Fund	—	—	—	—
PFG Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	—	—
PFG Global Strategy Fund	7,623,173	3,562,958	11,186,131	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	3,334,880
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—	—	4,263,900
PFG Meeder Tactical Strategy Fund	—	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—	—
PFG Tactical Income Strategy Fund	—	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses net operating losses, equalization and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended April 30, 2021 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
PFG Active Core Strategy Fund	$(7,723)	$7,723
PFG American Funds® Conservative Income Strategy Fund	(16,558)	16,558
PFG American Funds® Growth Strategy Fund	4,671,825	(4,671,825)
PFG Balanced Strategy Fund	1,880,805	(1,880,805)
PFG BNY Mellon Diversifier Strategy Fund	(33,430)	33,430
PFG BR Equity ESG Strategy Fund	1,182,307	(1,182,307)
PFG Equity Strategy Fund	3,455,232	(3,455,232)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1,047,170	(1,047,170)
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,786,419	(2,786,419)
PFG Global Strategy Fund	(166,331)	166,331
PFG JP Morgan® Tactical Aggressive Strategy Fund	(421,456)	421,456
PFG JP Morgan® Tactical Moderate Strategy Fund	863,865	(863,865)
PFG Meeder Tactical Strategy Fund	(978,951)	978,951
PFG MFS® Aggressive Growth Strategy Fund	1,262,242	(1,262,242)
PFG Tactical Income Strategy Fund	700,930	(700,930)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2021, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG Active Core Bond Strategy Fund	NFS	42%
	Pershing	26%
PFG American Funds® Conservative Income Strategy Fund	NFS	42%
	Pershing	31%
PFG American Funds® Growth Strategy Fund	NFS	43%
	Pershing	26%
PFG Balanced Strategy Fund	NFS	42%
PFG BNY Mellon Diversifier Strategy Fund	NFS	44%
PFG BR Equity ESG Strategy Fund	NFS	52%
PFG Equity Strategy Fund	NFS	55%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	NFS	48%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	NFS	50%
PFG Global Strategy Fund	NFS	47%
PFG JP Morgan® Tactical Aggressive Strategy Fund	NFS	46%
PFG JP Morgan® Tactical Moderate Strategy Fund	NFS	44%
PFG Meeder Tactical Strategy Fund	NFS	43%
PFG MFS® Aggressive Growth Strategy Fund	NFS	46%
PFG Tactical Income Strategy Fund	NFS	39%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2021

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage
Fund	Investment	of Net Assets
PFG Active Core Bond Strategy Fund	PIMCO Income Fund	29.8%
	PIMCO Total Return Fund	34.8%
PFG BNY Mellon Diversifier Strategy Fund	BNY Mellon Global Real Return Fund	39.6%
	BNY Mellon Core Plus Fund	39.8%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Fidelity 500 Index Fund	59.7%
	Fidelity Global ex US Index Fund	29.9%
PFG Meeder Tactical Strategy Fund	Meeder Balanced Fund	50.1%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

11.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short- term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Pacific Financial Funds and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PFG Funds, comprising the funds listed below (the “Funds”), each a series of Northern Lights Fund Trust, as of April 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of
	Statements of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
PFG Active Core Bond Strategy Fund, PFG Balanced Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG Equity Strategy Fund, PFG Global Strategy Fund, PFG JP Morgan Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund and PFG MFS Aggressive Growth Strategy Fund	For the year ended April 30, 2021	For the years ended April 30, 2021 and 2020	For the years ended April 30, 2021, 2020, 2019 and for the period from December 11, 2017 (commencement of operations) through April 30, 2018
PFG JP Morgan Tactical Moderate Strategy Fund	For the year ended April 30, 2021	For the years ended April 30, 2021 and 2020	For the years ended April 30, 2021, 2020, 2019 and for the period from December 11, 2017 (commencement of operations) through March 15, 2018
PFG American Funds Conservative Income Strategy Fund, PFG American Funds Growth Strategy Fund, PFG BR Equity ESG Strategy Fund, PFG Fidelity Institutional AM Equity Index Strategy Fund, PFG Fidelity Institutional AM Equity Sector Strategy Fund and PFG Tactical Income Strategy Fund	For the period from May 2, 2020 (commencement of operations) through April 30, 2021.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of certain previously related investment companies within the Fund family since 2008.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2021

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
April 30, 2021 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	Value	Value	During Period	Value	During Period
PFG Active Core Bond Strategy Fund *	2.05%	$1,000.00	$1,006.00	$10.20	$1,014.63	$10.24
PFG American Funds® Conservative Income Strategy Fund **	2.05%	$1,000.00	$1,049.50	$10.42	$1,014.63	$10.24
PFG American Funds® Growth Strategy Fund *	2.05%	$1,000.00	$1,273.00	$11.55	$1,014.63	$10.24
PFG Balanced Strategy Fund *	2.05%	$1,000.00	$1,204.50	$11.21	$1,014.63	$10.24
PFG BNY Mellon Diversifier Strategy Fund *	2.05%	$1,000.00	$1,070.20	$10.52	$1,014.63	$10.24
PFG BR Equity ESG Strategy Fund *	2.05%	$1,000.00	$1,271.20	$11.54	$1,014.63	$10.24
PFG Equity Strategy Fund *	2.05%	$1,000.00	$1,282.50	$11.60	$1,014.63	$10.24
PFG Fidelity Institutional AM® Equity Index Strategy Fund *	2.05%	$1,000.00	$1,282.90	$11.60	$1,014.63	$10.24
PFG Fidelity Institutional AM® Equity Sector Strategy Fund *	2.05%	$1,000.00	$1,293.10	$11.66	$1,014.63	$10.24
PFG Global Strategy Fund *	2.05%	$1,000.00	$1,257.40	$11.47	$1,014.63	$10.24
PFG JP Morgan® Tactical Aggressive Strategy Fund *	2.05%	$1,000.00	$1,311.50	$11.75	$1,014.63	$10.24
PFG JP Morgan® Tactical Moderate Strategy Fund *	2.05%	$1,000.00	$1,195.10	$11.16	$1,014.63	$10.24
PFG Meeder Tactical Strategy Fund *	2.05%	$1,000.00	$1,178.30	$11.07	$1,014.63	$10.24
PFG MFS® Aggressive Growth Strategy Fund *	2.05%	$1,000.00	$1,259.70	$11.49	$1,014.63	$10.24
PFG Tactical Income Strategy Fund *	2.05%	$1,000.00	$1,125.40	$10.80	$1,014.63	$10.24

*	Expenses Paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the full six-month period).

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)
April 30, 2021

Adviser: Pacific Financial Group, LLC – PFG JPMorgan® Tactical Aggressive Strategy Fund, PFG JPMorgan® Tactical Moderate Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Balanced Strategy Fund, PFG Equity Strategy Fund, PFG Global Strategy Fund and PFG Active Core Bond Strategy Fund*

In connection with the regular meeting held on November 17-18, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Pacific Financial Group, LLC (“Adviser”) and the Trust, with respect to PFG JPMorgan® Tactical Aggressive Strategy Fund (“JP Morgan Aggressive”), PFG JPMorgan® Tactical Moderate Strategy Fund (“JP Morgan Moderate”), PFG BNY Mellon Diversifier Strategy Fund (“PFG BNY Mellon”), PFG Meeder Tactical Strategy Fund (“PFG Meeder”), PFG MFS® Aggressive Growth Strategy Fund (“PFG MFS”), PFG Balanced Strategy Fund (“PFG Balanced”), PFG Equity Strategy Fund (“PFG Equity”), PFG Global Strategy Fund (“PFG Global”) and PFG Active Core Bond Strategy Fund (“PFG Active Core”) and (collectively the “RiskPro Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.

The Trustees noted that the adviser managed approximately $2.25 billion in assets. They also acknowledged that the adviser’s investment process used information derived from a variety of proprietary algorithms to make investment decisions and allocations to mutual funds and exchange traded funds. The Trustees reviewed the background information of the key investment professionals servicing the Funds and noted their satisfaction with the team’s educational background and the investment team’s financial industry experience. The Trustees commented that the adviser’s chief compliance officer monitored each Fund’s investment limitations by reviewing each Fund’s day-to-day trading activities and holdings. They acknowledged that the adviser also monitored the volatility of each Fund and ensured that each Fund complied with its prospectus limitations. The Trustees discussed the adviser’s decision to use one broker for the Funds, noting that this decision would be reviewed on a periodic basis. They acknowledged that the adviser reported no material compliance or litigation issues since the last renewal of the advisory agreement and had successfully operated in business continuity mode with no negative impact to the Funds. The Trustees, based upon their review, concluded that the adviser provided quality service to the Funds and shareholders.

Performance.

JP Morgan Aggressive. The Trustees considered the Fund’s performance, commenting that it underperformed its peer group median, category median and benchmark for the one-year and since inception periods. The Trustees discussed the Fund’s Standard Deviation, noting that it ranked in the fourth quartile in comparison to the Fund’s peer group. The Trustee’s considered the adviser’s explanation, noting that the adviser attributed underperformance to the defensive positioning of the Fund. After further discussion, it was the Trustees’ consensus that the Fund’s performance was not unsatisfactory, particularly in light of the aggressive nature of the strategy, which can result in short term volatility, and the relatively recent inception of the Fund.

JP Morgan Moderate. The Trustees discussed the Fund’s objective and strategy, noting that it was designed to achieve its objective by investing more than 80% of the Fund’s assets in funds advised by J.P. Morgan. The Trustees considered the Fund’s performance, noting that it underperformed the peer group median, Morningstar category median, and benchmark for all periods. They further noted the adviser’s assertion that the underperformance was attributable to defensive positioning. They acknowledged the adviser’s contention that although the Fund had underperformed, it was positioned for future growth.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2021

PFG BNY Mellon. The Trustees discussed the Fund’s objective and strategy, noting that it was designed to invest more than 80% of the Fund’s assets in funds advised by J.P. Morgan. The Trustees considered the Fund’s performance, acknowledging that it outperformed the peer group median, Morningstar category median, and benchmark for the one-year and since inception periods. The Trustees discussed the Fund’s performance, acknowledging that the Fund performed as designed as evidenced by the Fund’s top quartile Standard Deviation rating relative to the category and peer group. The Trustees concluded that the adviser had shown its ability to produce positive returns and should be given the opportunity to continue to seek positive performance for shareholders.

PFG Meeder. The Trustees reviewed the Fund’s investment objective and strategy, noting that the adviser invested more than 80% of the Fund’s assets in funds managed by Meeder Investment Management. They evaluated the performance of the Fund, noting that it underperformed the Fund’s peer group median, benchmark and Morningstar category median for all periods. The Trustees concluded that the adviser was managing the Fund as designed and the short track record should be afforded additional time to present its potential.

PFG MFS. The Trustees reviewed the Fund’s investment objective and strategy, noting that the adviser sought to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in funds managed by MFS Investment Management. They noted that the Fund underperformed the Fund’s Morningstar category median but outperformed the peer group median and benchmark index for the one -year period and for the since inception period. The Trustees considered the reasons for the Fund’s, acknowledging the adviser’s assertion that the Fund’s performance was negatively impacted by its exposure to commodities and global real estate. The Trustees concluded that the adviser was managing the Fund as designed.

PFG Balanced. The Trustees reviewed the Fund’s investment objective and strategy, noting that the Fund underperformed the peer group median, Morningstar category and benchmark for the one-year and since inception periods The Trustees reviewed the Fund’s Standard Deviation, commenting that the Fund’s Standard Deviation ranked in the bottom quartile when compared to the Fund’s Morningstar category for the one-year and since inception periods. The Trustees further noted that the adviser added defensive positions to reduce volatility which contributed to the Fund’s underperformance. The Trustees concluded that the adviser should be given additional time to improve the Fund’s performance.

PFG Equity. The Trustees reviewed the Fund’s investment objective and strategy, noting that the adviser sought to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in equity securities. They considered the Fund’s performance, acknowledging that it underperformed the Fund’s peer group median, benchmark, and Morningstar category median for the one-year and since inception periods. The Trustees noted that the Fund’s underperformance resulted from the Fund’s defensive positioning and the Fund had outperformed the benchmark prior to the market downturn is early 2020. The Trustees concluded that the adviser should be given additional time to improve the Fund’s performance.

PFG Global. The Trustees reviewed the Fund’s investment strategy and objective. They further noted that the Fund underperformed its Morningstar category median, peer group median, and benchmark for the one-year and since inception periods. The Trustees considered the adviser’s explanation for the Fund’s underperformance, attributing it to the addition of defensive positions in response to market volatility. They also acknowledged that Fund slightly trailed the benchmark before such positioning. The Trustees concluded that the adviser should be given additional time to improve the Fund’s performance.

PFG Active Core. The Trustees considered the Fund’s strategy and recent performance, noting that the adviser invested 80% of the Fund’s assets in funds, primarily those managed by Pacific Investment Management Company LLC. They further noted that the Fund outperformed its peer group median and Morningstar category median for the one-year period, and underperformed Morningstar category median and benchmark for the since inception period. They concluded that the adviser had managed the Fund in a manner consistent with its investment objective.

Fees and Expenses.

The Trustees noted that the advisory fee for each Fund was 1.25%, noting that each Fund’s advisory fee was higher than both the Morningstar category and its respective peer group median., and at the top of the range of both comparable metrics. The Trustees reviewed each Fund’s net expense ratio, acknowledging that the adviser expressed some concern that the peer groups provided by the third-party service provider did not accurately reflect each Fund’s strategy and asset allocation. They

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2021

discussed the adviser’s assertion that the advisory fees were reasonable based on each Fund’s use of financial intermediaries who spend extensive time with Fund shareholders managing risk and selecting investments. The Trustees discussed the reasonableness of the fees for such services and concluded that such fees were not unreasonable. They agreed that each advisory fee was not unreasonable given the package of unique services provided to each of the Funds and its respective shareholders.

Profitability.

The Trustees reviewed the profitability analysis provided by the adviser, which analyzed income and expenses related solely to the advisory agreements, profits from other services provided to each of the Funds under the administrative services agreement, and on an aggregate basis. The Trustees noted that with respect to each Fund, the adviser realized a profit under the advisory agreement. They reasoned that it was important to examine the totality of the relationship with the Funds as well as the profits at the Fund level., and observed that such profits appeared reasonable in terms of both actual dollars and percentage of revenue given the complexity of each Fund’s investment strategy and the costs and risks of launching and advising mutual funds. The Trustee’s concluded that the adviser’s profits were not excessive.

Economies of Scale.

The Trustees considered whether economies of scale had been reached with respect to the management of each Fund. They noted that the adviser had indicated a willingness to continue to evaluate the appropriateness of breakpoints as the Funds grew. The Trustees agreed that the current breakpoint that decreases the advisory fee by 0.05% when total Fund assets reached $3 billion in the aggregate, was acceptable.

Conclusion.

Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fees were not unreasonable and that renewal of the agreement was in the best interests of the shareholders of each of the RiskPro Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the RiskPro Funds.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)
April 30, 2021

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

4/30/21 – NLFT_v1

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2021

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014- 2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2021, the Trust was comprised of 68 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/21 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
2077 West Coast Highway
Newport Beach, CA 92663

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Pacific Financial-AR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $165,000

2020 - $143,000

2019 - $156,000

(b)	Audit-Related Fees

2021 - $0

2020 - $0

2019 - $0

(c)	Tax Fees

2021 - $45,000

2020 - $39,000

2019 - $39,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - None

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2019	2020	2021
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $45,000

2020 - $39,000

2019 - $39,000

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/7/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 7/7/21